UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 – March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- StocksPLUS Growth & Income Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

March 31, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy	743,440	$12,111
Convertible	95,634	1,142
Emerging Markets Bond	2,006,721	21,231
European Convertible	239,713	2,970
Floating Income	1,594,625	16,217
Foreign Bond (Unhedged)	1,073,434	11,625
GNMA	1,041,641	11,469
High Yield	1,181,401	11,460
International StocksPLUS TR Strategy	572,438	5,971
Long-Term U.S. Government	333,610	3,593
Real Return	1,220,221	13,935
Real Return Asset	1,288,800	15,491
RealEstateRealReturn Strategy	1,308,269	12,180
StocksPLUS	669,259	6,485
StocksPLUS Total Return	621,571	7,689
Total Return	825,855	8,729
Total Return Mortgage	1,074,132	11,407

Total Investments	99.7%	$173,705
(Cost $173,338)
Other Assets and Liabilities (Net)	0.3%	495

Net Assets	100.0%	$174,200

Notes to Schedule of Investments:

(a) The Portfolio is investing in shares of an affiliated Fund.

(b) Institutional Class of each PIMCO Fund.

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS 77.8%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007	$302	$318
4.250% due 01/15/2010	342	389
3.500% due 01/15/2011	110	123
2.000% due 07/15/2014	915	935
2.375% due 01/15/2025	854	919
3.625% due 04/15/2028	356	468

Total U.S. Treasury Obligations (Cost $3,099)		3,152

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 06/30/2005
Strike @ 102.000 Exp. 05/20/2005	1	0

Total Purchased Put Options (Cost $0)		0

SHORT-TERM INSTRUMENTS 98.2%
	Principal Amount (000s)
Commercial Paper 40.5%
Barclays U.S. Funding Corp.
2.930% due 06/14/2005	$100	100
Danske Corp.
2.770% due 04/25/2005	100	100
Den Norske Bank ASA
2.980% due 07/14/2005	100	99
Dexia Delaware LLC
2.770% due 04/28/2005	100	100
Fannie Mae
2.711% due 06/01/2005	100	100
2.960% due 06/29/2005	100	99
ForeningsSparbanken AB
2.980% due 06/29/2005	100	99
Freddie Mac
2.772% due 05/31/2005	150	149
2.815% due 06/07/2005	200	199
General Electric Capital Corp.
2.970% due 06/20/2005	100	99
HBOS Treasury Services PLC
2.870% due 06/07/2005	100	100
ING U.S. Funding LLC
2.940% due 06/16/2005	100	99
Rabobank USA Financial Corp.
2.950% due 06/21/2005	100	99
Toyota Motor Credit Corp.
2.980% due 06/29/2005	100	99
UBS Finance, Inc.
2.975% due 07/14/2005	100	99

		1,640

Repurchase Agreements 54.1%
Credit Suisse First Boston
2.500% due 04/01/2005	1,900	1,900
(Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $1,935. Repurchase proceeds are $1,900.)
State Street Bank
2.400% due 04/01/2005	293	293

(Dated 03/31/2005. Collateralized by Fannie Mae 2.300% due 05/11/2014 valued at $301. Repurchase proceeds are $293.)		2,193

U.S. Treasury Bill 3.6%
2.740% due 06/16/2005 (b)	145	144

Total Short-Term Instruments (Cost $3,978)		3,977

Total Investments 176.0%		$7,129
(Cost $7,077)
Written Options (c) (0.0%)		(0)
(Premiums $1)
Other Assets and Liabilities (Net) (76.0%)		(3,079)

Net Assets 100.0%		$4,050

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	06/2005	1	$1
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	1	0
U.S. Treasury 10-Year Note Long Futures	06/2005	1	0

			$1

(c) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	1	$0	$0
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	1	1	0
				$1	$0

(d) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	100	$1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		$100	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	4
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		100	2
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		50	1

							$9

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	04/22/2005	$3,650	$17

					$17

(e) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	4	04/2005	$0	$0	$0
Buy	JY	1,063	04/2005	0	0	0
				$0	$0	$0

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 28.2%
Republic of Brazil
11.500% due 03/12/2008		$400	$453
3.125% due 04/15/2009 (a)		826	808
8.840% due 06/29/2009 (a)		800	893
14.500% due 10/15/2009		540	681
12.000% due 04/15/2010		460	540
10.000% due 08/07/2011		1,250	1,356
11.000% due 01/11/2012		1,160	1,317
3.125% due 04/15/2012 (a)		1,879	1,775
3.125% due 04/15/2012 (a)		335	317
8.000% due 04/15/2014		1,369	1,364
10.500% due 07/14/2014		450	496
3.063% due 04/15/2024 (a)		100	91
6.000% due 04/15/2024 (a)		120	108
8.875% due 04/15/2024		1,150	1,097
10.125% due 05/15/2027		1,540	1,625
12.250% due 03/06/2030		220	267
8.250% due 01/20/2034		790	703
11.000% due 08/17/2040		4,096	4,564

Total Brazil (Cost $17,800)			18,455

BULGARIA 0.1%
Republic of Bulgaria
3.750% due 07/28/2012 (a)		$71	72

Total Bulgaria (Cost $67)			72

CAYMAN ISLANDS 0.4%
Petrobras International Finance Co.
7.750% due 09/15/2014		$250	248

Total Cayman Islands (Cost $247)			248

CHILE 1.4%
Republic of Chile
5.625% due 07/23/2007		$915	940

Total Chile (Cost $954)			940

CHINA 1.2%
Export-Import Bank of China
5.250% due 07/29/2014		$800	804

Total China (Cost $792)			804

COLOMBIA 0.9%
Republic of Colombia
9.750% due 04/23/2009		$220	241
9.750% due 04/09/2011		83	91
10.750% due 01/15/2013		220	247

Total Colombia (Cost $567)			579

ECUADOR 4.6%
Republic of Ecuador
8.000% due 08/15/2030 (a)		$700	633
8.000% due 08/15/2030 (a)		2,669	2,389

Total Ecuador (Cost $2,150)			3,022

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		$150	170

Total El Salvador (Cost $163)			170

GERMANY 0.3%
Gazprom International S.A.
9.625% due 03/01/2013		$150	172

Total Germany (Cost $156)			172

GUATEMALA 1.0%
Republic of Guatemala
9.250% due 08/01/2013		$570	647

Total Guatemala (Cost $570)			647

LUXEMBOURG 1.0%
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		$150	149
Tengizchevroil Finance Co.
6.124% due 11/15/2014		150	149
VimpelCom
8.375% due 10/22/2011		350	349

Total Luxembourg (Cost $650)			647

MALAYSIA 1.3%
Petronas Capital Ltd.
7.000% due 05/22/2012		$325	359
Republic of Malaysia
8.750% due 06/01/2009		120	137
7.500% due 07/15/2011		325	369

Total Malaysia (Cost $876)			865

MEXICO 14.8%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$145	143
Pemex Project Funding Master Trust
4.310% due 06/15/2010 (a)		1,200	1,227
8.000% due 11/15/2011		250	277
7.375% due 12/15/2014		315	338
9.250% due 03/30/2018		127	153
United Mexican States
10.375% due 02/17/2009		375	444
8.375% due 01/14/2011		860	981
7.500% due 01/14/2012		485	537
6.375% due 01/16/2013		2,670	2,777
5.875% due 01/15/2014		250	249
11.375% due 09/15/2016		25	36
8.125% due 12/30/2019		574	659
8.300% due 08/15/2031		1,365	1,566
7.500% due 04/08/2033		250	266

Total Mexico (Cost $9,489)			9,653

MOROCCO 0.3%
Kingdom of Morocco
2.000% due 01/05/2009 (a)		$200	197

Total Morocco (Cost $186)			197

PANAMA 1.8%
Republic of Panama
8.250% due 04/22/2008		$265	284
9.625% due 02/08/2011		210	238
9.375% due 07/23/2012		310	352
8.875% due 09/30/2027		80	86
9.375% due 04/01/2029		200	229

Total Panama (Cost $1,158)			1,189

PERU 3.4%
Republic of Peru
9.125% due 01/15/2008		$750	821
9.125% due 02/21/2012		1,020	1,153
5.000% due 03/07/2017 (a)		238	219

Total Peru (Cost $2,156)			2,193

RUSSIA 17.8%
Russian Federation
8.750% due 07/24/2005		$800	813
8.250% due 03/31/2010 (a)		1,250	1,350
5.000% due 03/31/2030 (a)		8,975	9,204
5.000% due 03/31/2030 (a)		250	258

Total Russia (Cost $11,565)			11,625

SOUTH AFRICA(d) 2.5%
Republic of South Africa
7.375% due 04/25/2012		$310	342
5.250% due 05/16/2013	EC	400	540
6.500% due 06/02/2014		$750	788

Total South Africa (Cost $1,546)			1,670

SOUTH KOREA 0.9%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$500	502
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		110	106
Korea Development Bank
5.750% due 09/10/2013		15	15

Total South Korea (Cost $624)			623

TUNISIA(d) 2.6%
Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	500	675
7.375% due 04/25/2012		$900	1,001

Total Tunisia (Cost $1,617)			1,676

UKRANE 4.6%
Republic of Ukraine
11.000% due 03/15/2007 (a)		$267	287
5.330% due 08/05/2009 (a)		600	642
6.365% due 08/05/2009 (a)		550	591
6.875% due 03/04/2011		900	927
7.650% due 06/11/2013		500	538

Total Ukraine (Cost $2,842)			2,985

UNITED STATES 0.5%
Asset-Backed Securities 0.5%
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.980% due 10/25/2034 (a)		$311	311

Total United States (Cost $311)			311

VENEZUELA 1.7%
Republic of Venezuela
5.375% due 08/07/2010		$800	713
3.692% due 04/20/2011 (a)		250	222
9.375% due 01/13/2034		200	199

Total Venezuela (Cost $1,104)			1,134

SHORT-TERM INSTRUMENTS 28.4%
Commercial Paper 28.0%
Anz National International Ltd.
2.830% due 05/31/2005		$500	497
Barclays U.S. Funding Corp.
2.665% due 05/02/2005		200	199
2.530% due 05/03/2005		700	698
2.945% due 06/16/2005		1,100	1,093
CBA (de) Finance
2.525% due 04/11/2005		300	300
CDC IXIS Commercial Paper, Inc.
2.775% due 06/08/2005		600	597
2.940% due 07/08/2005		500	496
Danske Corp.
2.770% due 04/25/2005		1,700	1,697
2.725% due 06/06/2005		200	199
Den Norske Bank ASA
2.980% due 07/14/2005		700	694
Dexia Delaware LLC
2.680% due 04/18/2005		1,500	1,498
Fannie Mae
2.464% due 04/06/2005		300	300
2.508% due 04/20/2005		100	100
2.730% due 05/02/2005		100	100
2.490% due 05/04/2005		100	100
2.645% due 06/01/2005		400	398
2.732% due 06/01/2005		100	99
Freddie Mac
2.665% due 06/13/2005		400	398
2.943% due 08/01/2005		700	693
General Electric Capital Corp.
2.840% due 06/01/2005		900	895
Rabobank USA Financial Corp.
2.720% due 06/01/2005		1,700	1,691
Skandinaviska Enskilda Banken AB (SEB)
2.880% due 06/09/2005		500	497
2.950% due 06/16/2005		1,300	1,292
Spintab AB
2.750% due 06/01/2005		1,300	1,293
2.750% due 06/03/2005		600	597
UBS Finance, Inc.
2.530% due 05/03/2005		600	599
2.835% due 06/22/2005		1,300	1,291

			18,311

Repurchase Agreement 0.3%
State Street Bank
2.400% due 04/01/2005		185	185
(Dated 03/31/2005. Collateralized by Freddie Mac 2.070% due 05/08/2026 valued at $189. Repurchase proceeds are $185.)
U.S. Treasury Bill 0.1%
2.740% due 06/16/2005 (b)		65	65

Total Short-Term Instruments (Cost $18,565)			18,561

Total Investments 120.0%			$78,438
(Cost $76,155)
Other Assets and Liabilities (Net) (20.0%)			(13,084)

Net Assets 100.0%			$65,354

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $64 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Long Futures	06/2005	2	$(3)
U.S. Treasury 5-Year Note Long Futures	06/2005	21	(9)

			$(12)

(c) Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$33	$0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	75	0
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	184
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	16
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	1,000	6
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	250	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	46
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	18
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	1,150	25
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	800	0

						$296

(d) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	164	04/2005	$2	$0	$2
Buy		245	05/2005	0	(1)	(1)
Buy		1,060	08/2005	0	(9)	(9)
Buy	CP	49,034	05/2005	0	(2)	(2)
Buy		9,477	08/2005	0	0	0
Buy	CY	896	09/2005	0	(1)	(1)
Sell	EC	983	04/2005	41	0	41
Buy	H$	351	04/2005	0	0	0
Buy	JY	46,374	04/2005	0	(9)	(9)
Buy	KW	52,245	04/2005	1	0	1
Buy		177,795	05/2005	3	0	3
Sell		102,502	05/2005	0	(2)	(2)
Buy	MP	1,148	05/2005	0	0	0
Buy		303	06/2005	0	0	0
Buy	PN	332	05/2005	0	0	0
Buy	PZ	333	05/2005	0	(2)	(2)
Buy		33	06/2005	0	0	0
Buy	RP	1,141	05/2005	0	0	0
Buy		2,040	06/2005	0	0	0
Buy	RR	1,296	04/2005	0	0	0
Buy		2,447	05/2005	0	0	0
Buy	S$	76	04/2005	0	(1)	(1)
Buy		142	05/2005	0	(1)	(1)
Buy	SR	231	05/2005	0	0	0
Buy	SV	3,957	05/2005	0	(4)	(4)
Buy	T$	3,202	05/2005	0	0	0
				$47	$(32)	$15

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.0%
Crusade Global Trust
3.120% due 02/15/2030 (a)		$6	$6
Medallion Trust
2.850% due 07/12/2031 (a)		21	21

Total Australia (Cost $27)			27

AUSTRIA (j) 1.3%
Republic of Austria
5.250% due 01/04/2011	EC	300	431
3.800% due 10/20/2013		100	132

Total Austria (Cost $445)			563

BRAZIL 4.0%
Republic of Brazil
3.063% due 04/15/2006 (a)		$24	24
11.250% due 07/26/2007		700	785
3.125% due 04/15/2009 (a)		15	15
8.299% due 06/29/2009 (a)		100	112
3.125% due 04/15/2012 (a)		441	417
8.000% due 04/15/2014		334	333

Total Brazil (Cost $1,711)			1,686

CAYMAN ISLANDS (j) 1.4%
Pylon Ltd.
3.635% due 12/18/2008 (a)	EC	250	334
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$250	250

Total Cayman Islands (Cost $554)			584

DENMARK (j) 0.1%
Nykredit Konvertible
6.000% due 10/01/2029	DK	169	31

Total Denmark (Cost $19)			31

FRANCE (j) 2.7%
Republic of France
4.000% due 04/25/2009	EC	80	108
4.000% due 10/25/2009		30	41
5.500% due 04/25/2010		110	159
5.750% due 10/25/2032		500	821

Total France (Cost $1,037)			1,129

GERMANY (j) 28.3%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	131
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	41
Republic of Germany
4.500% due 07/04/2009		10	14
5.250% due 07/04/2010		400	572
5.250% due 01/04/2011		300	432
5.000% due 01/04/2012		100	143
5.000% due 07/04/2012		1,800	2,577
4.500% due 01/04/2013		80	111
4.250% due 01/04/2014		1,800	2,460
6.250% due 01/04/2024		600	1,008
6.500% due 07/04/2027		590	1,035
5.625% due 01/04/2028		1,800	2,868
4.750% due 07/04/2028		30	43
5.500% due 01/04/2031		100	158
4.750% due 07/04/2034		200	287

Total Germany (Cost $10,456)			11,880

ITALY (j) 11.5%
First Italian Auto Transaction
2.435% due 07/12/2008 (a)	EC	5	6
Republic of Italy
6.750% due 07/01/2007		180	254
3.500% due 01/15/2008		2,700	3,574
4.500% due 05/01/2009		360	495
4.250% due 11/01/2009		60	82
5.500% due 11/01/2010		110	159
Seashell Securities PLC
2.443% due 10/25/2028 (a)		130	163
Telecom Italia SpA
5.625% due 02/01/2007		70	95

Total Italy (Cost $4,915)			4,828

JAPAN (j) 7.6%
Government of Japan
0.700% due 09/20/2008	JY	10,000	95
1.500% due 12/20/2011		167,000	1,628
1.600% due 09/20/2013		90,000	872
1.500% due 03/20/2014		10,000	96
2.400% due 06/20/2024		34,000	342
2.300% due 05/20/2030		8,900	85
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	86

Total Japan (Cost $3,042)			3,204

MEXICO 0.1%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$20	22
9.375% due 12/02/2008		30	34

Total Mexico (Cost $49)			56

NETHERLANDS (j) 0.6%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	267

Total Netherlands (Cost $189)			267

NEW ZEALAND (j) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	86	79

Total New Zealand (Cost $47)			79

PERU 0.3%
Republic of Peru
9.125% due 02/21/2012		$100	113

Total Peru (Cost $116)			113

RUSSIA 0.4%
Russian Federation
8.750% due 07/24/2005		$90	91
10.000% due 06/26/2007		60	66

Total Russia (Cost $159)			157

SOUTH AFRICA 0.3%
Republic of South Africa
8.375% due 10/17/2006		$105	111

Total South Africa (Cost $114)			111

SPAIN (j) 4.5%
Kingdom of Spain
4.950% due 07/30/2005	EC	30	39
5.150% due 07/30/2009		1,210	1,707
4.000% due 01/31/2010		100	135

Total Spain (Cost $1,591)			1,881

UNITED KINGDOM (j) 9.3%
Haus Ltd.
2.405% due 12/14/2037 (a)	EC	65	82
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		40	57
2.587% due 11/29/2049 (a)		$100	90
United Kingdom Gilt
5.000% due 03/07/2008	BP	300	572
4.000% due 03/07/2009		200	369
5.000% due 03/07/2012		600	1,156
5.000% due 09/07/2014		500	968
4.750% due 09/07/2015		300	570

Total United Kingdom (Cost $3,781)			3,864

UNITED STATES (j) 16.7%
Asset-Backed Securities 2.3%
Ameriquest Mortgage Securities, Inc.
3.260% due 03/25/2033 (a)		$16	16
2.640% due 05/25/2034 (a)		9	9
3.410% due 06/25/2034 (a)		115	115
Amortizing Residential Collateral Trust
2.767% due 10/25/2031 (a)		8	8
2.820% due 07/25/2032 (a)		6	6
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.470% due 06/25/2029 (a)		3	3
Argent Securities, Inc.
2.640% due 04/25/2034 (a)		15	15
CDC Mortgage Capital Trust
2.650% due 07/26/2034 (a)		30	30
Citifinancial Mortgage Securities, Inc.
2.840% due 05/25/2033 (a)		23	23
Countrywide Asset-Backed Certificates
2.700% due 12/25/2018 (a)		15	15
2.680% due 10/25/2023 (a)		90	90
Credit-Based Asset Servicing & Securitization LLC
1.620% due 06/25/2032 (a)		19	19
CS First Boston Mortgage Securities Corp.
2.840% due 01/25/2032 (a)		5	5
Fieldstone Mortgage Investment Corp.
2.820% due 01/25/2035 (a)		48	48
First Alliance Mortgage Loan Trust
2.730% due 12/20/2027 (a)		4	4
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		115	115
Home Equity Asset Trust
2.940% due 03/25/2033 (a)		5	5
2.680% due 08/25/2034 (a)		51	51
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		20	20
Irwin Home Equity Loan Trust
3.050% due 06/25/2028 (a)		16	16
Long Beach Mortgage Loan Trust
2.850% due 06/25/2033 (a)		19	20
2.850% due 07/25/2033 (a)		14	14
Merrill Lynch Mortgage Investors, Inc.
2.970% due 03/15/2025 (a)		33	33
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.800% due 11/25/2034 (a)		78	78
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)		5	5
Novastar Home Equity Loan
2.805% due 04/25/2028 (a)		7	7
2.930% due 01/25/2031 (a)		4	4
Providian Home Equity Loan Trust
2.820% due 06/25/2025 (a)		6	6
Residential Asset Mortgage Products, Inc.
2.870% due 09/25/2033 (a)		49	49
Residential Asset Securities Corp.
2.800% due 04/25/2032 (a)		22	22
2.780% due 07/25/2032 (a)		39	39
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		69	69

			959

Corporate Bonds & Notes 1.0%
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)		100	100
3.695% due 05/18/2006 (a)		100	98
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	109
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		$55	55
UFJ Finance Aruba AEC
6.750% due 07/15/2013		40	43

			415

Mortgage-Backed Securities 5.1%
Bear Stearns Commercial Mortgage Securities, Inc.
2.810% due 05/14/2016 (a)		200	200
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	113
Commercial Mortgage Pass-Through Certificates
2.760% due 07/15/2015 (a)		65	65
Countrywide Home Loan Mortgage Pass-Through Trust
2.860% due 02/25/2035 (a)		98	98
2.879% due 03/25/2035 (a)		99	99
3.170% due 03/25/2035 (a)		198	199
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		26	27
1.083% due 08/25/2033 (a)		41	40
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		3	3
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	105
Impac Secured Assets CMN Owner Trust
2.720% due 08/25/2034 (a)		107	107
Mellon Residential Funding Corp.
3.030% due 12/15/2030 (a)		95	95
Morgan Stanley Dean Witter Capital I, Inc.
2.620% due 04/15/2016 (a)		170	170
Sequoia Mortgage Trust
2.800% due 08/20/2032 (a)		60	60
Structured Asset Mortgage Investments, Inc.
2.850% due 03/19/2034 (a)		158	158
2.740% due 09/19/2032 (a)		64	64
3.140% due 09/19/2032 (a)		159	159
Structured Asset Securities Corp.
2.820% due 01/25/2033 (a)		7	7
Washington Mutual Mortgage Securities Corp.
5.160% due 10/25/2032 (a)		10	10
2.800% due 12/25/2027 (a)		125	125
2.854% due 12/25/2044 (a)		99	99
3.433% due 02/27/2034 (a)		42	42
6.000% due 03/25/2017		6	6
1.000% due 05/25/2035 (a)		100	100

			2,151

Municipal Bonds & Notes 1.0%
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		100	102
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	112
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		100	102

			420

	Shares
Preferred Security 0.5%
DG Funding Trust
3.360% due 12/29/2049 (a)		20	214

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		1	59

	Principal Amount (000s)
U.S. Government Agencies 3.8%
Fannie Mae
2.650% due 03/25/2034 (a)		165	165
2.680% due 08/25/2034 (a)		174	174
2.880% due 01/25/2016 (a)		7	7
5.000% due 09/01/2018 - 12/01/2034 (a)(d)		260	261
5.213% due 04/01/2033 (a)		37	38
5.500% due 11/01/2016		232	236
Freddie Mac
3.703% due 02/01/2029 (a)		50	51
6.530% due 11/26/2012		300	315
Government National Mortgage Association
3.375% due 04/20/2028 - 06/20/2030 (a)(d)		58	58
Tennessee Valley Authority
4.875% due 12/15/2016		300	311

			1,616

U.S. Treasury Obligations 2.9%
Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011		329	367
2.000% due 07/15/2014		303	310
1.625% due 01/15/2015		100	98
3.625% due 04/15/2028		118	155
U.S. Treasury Bond
7.875% due 02/15/2021		200	267

			1,197

Total United States (Cost $6,981)			7,031

PURCHASED CALL OPTIONS 0.1%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750 Exp. 04/27/2009		200	18

Total Purchased Call Options (Cost $10)			18

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250 Exp. 04/27/2009		200	8
	# of Contracts
Euribor June Futures (OTC)
Strike @ 95.000 Exp. 06/12/2005		8	0
Eurodollar June Futures (CME)
Strike @ 94.750 Exp. 06/13/2005		4	0

Total Purchased Put Options (Cost $14)			8

SHORT-TERM INSTRUMENTS (j) 26.7%
	Principal Amount (000s)
Commercial Paper 22.1%
Anz (Delaware), Inc.
2.840% due 06/03/2005		$300	298
ASB Bank Ltd.
2.420% due 04/07/2005		600	600
Barclays U.S. Funding Corp.
2.945% due 06/16/2005		1,100	1,093
CBA (de) Finance
2.525% due 04/11/2005		200	200
Danske Corp.
2.495% due 04/07/2005		100	100
Den Norske Bank ASA
2.655% due 04/25/2005		300	299
Dexia Delaware LLC
2.680% due 04/18/2005		400	399
Fannie Mae
2.664% due 06/13/2005		800	795
2.960% due 06/29/2005		600	596
Freddie Mac
2.680% due 06/15/2005		300	298
3.000% due 08/08/2005		200	198
ING U.S. Funding LLC
2.400% due 04/05/2005		300	300
Nordea North America, Inc.
2.600% due 04/25/2005		500	499
Rabobank USA Financial Corp.
2.720% due 06/01/2005		1,000	995
Spintab AB
2.750% due 06/03/2005		300	298
UBS Finance, Inc.
2.780% due 04/25/2005		200	200
2.785% due 04/28/2005		200	200
2.530% due 05/03/2005		500	499
2.670% due 05/25/2005		200	199
2.675% due 05/26/2005		100	100
Westpac Trust Securities NZ Ltd.
2.765% due 05/17/2005		1,100	1,096

			9,262

Repurchase Agreement 1.2%
State Street Bank
2.400% due 04/01/2005		502	502
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $513. Repurchase proceeds are $502.)

U.K. Treasury Bills 1.3%
1.010% due 04/11/2005	BP	300	566

U.S. Treasury Bills 2.1%
2.731% due 06/02/2005-06/16/2005 (d)(e)(f)		$890	885

Total Short-Term Instruments (Cost $11,227)			11,215

Total Investments (b) 116.1%			$48,732
(Cost $46,484)
Written Options (h) (0.2%)			(68)
(Premiums $124)
Other Assets and Liabilities (Net) (15.9%)			(6,680)

Net Assets 100.0%			$41,984

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $1,176 were valued with reference to securities whose prices are more readily obtainable.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(f) Securities with an aggregate market value of $388 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	8	$(14)
Eurodollar September Long Futures	09/2005	18	(10)
Euribor June Long Futures	06/2005	8	12
Euro-Bund 10-Year Note Long Futures	06/2005	41	58
Government of Japan 10-Year Note Long Futures	06/2005	4	76
U.S. Treasury 10-Year Note Long Futures	06/2005	62	(38)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2	(1)
U.S. Treasury 5-Year Note Long Futures	06/2005	4	(2)

			$81

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	900	$7
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(9)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		300	2
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(3)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	(1)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,080	(115)
Citibank N.A.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		100	0
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	7
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	1
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		100	(1)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		100	(38)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	0
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		100	(37)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	0
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		2,500	(301)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200	(21)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	3,000	(12)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		7,100	(6)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.020%	05/18/2010	JY	17,000	(12)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		40,000	(10)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		300,000	11
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	(13)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	0
Bank of America	3-month USD LIBOR	Receive	4.000%	06/15/2007		1,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		1,500	21
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		200	2
Barclays Bank PLC	3-month USD-LIBOR	Receive	6.000%	06/15/2025		1,000	9
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	5
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		2,500	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		2,000	30
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		3,700	35
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	6

							$(427)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	5	$3	$0
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	10	3	0
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	18	9	7
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	10	3	7
				$18	$14

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	$1,000	$44	$52
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	1,000	43	1
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	300	8	0
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	300	11	1
						$106	$54

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$800	$769	$772
U.S. Treasury Note	5.500	05/15/2009	400	421	423
U.S. Treasury Note	4.375	08/15/2012	300	301	299
U.S. Treasury Note	3.875	02/15/2013	900	869	869
U.S. Treasury Note	3.625	05/15/2013	2,400	2,279	2,292
U.S. Treasury Note	4.250	08/15/2013	100	99	98
				$4,738	$4,753

(j) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	BP	1,327	04/2005	$19	$(10)	$9
Buy	BR	36	04/2005	0	0	0
Buy		30	05/2005	0	0	0
Buy	CP	6,033	05/2005	0	0	0
Buy		1,264	08/2005	0	0	0
Sell	DK	327	06/2005	1	0	1
Sell	EC	11,645	04/2005	466	0	466
Buy	H$	522	04/2005	0	0	0
Buy	JY	1,423	04/2005	0	0	0
Sell		258,802	04/2005	48	0	48
Buy	KW	6,966	04/2005	0	0	0
Buy		28,000	06/2005	0	0	0
Buy	MP	206	05/2005	0	0	0
Buy		68	06/2005	0	0	0
Sell	N$	87	04/2005	2	0	2
Buy	PN	59	05/2005	0	0	0
Buy	PZ	49	05/2005	0	0	0
Buy		15	06/2005	0	0	0
Buy	RR	202	04/2005	0	0	0
Buy		284	05/2005	0	0	0
Buy	S$	11	04/2005	0	0	0
Buy	SR	63	05/2005	0	0	0
Buy	SV	675	05/2005	0	0	0
				$536	$(10)	$526

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BELGIUM (j) 1.9%
Kingdom of Belgium
4.250% due 09/28/2014	EC	600	$816

Total Belgium (Cost $765)			816

BRAZIL 2.4%
Republic of Brazil
11.250% due 07/26/2007		$400	448
3.125% due 04/15/2009 (a)		68	67
8.299% due 06/29/2009 (a)		100	112
3.125% due 04/15/2012 (a)		176	167
8.000% due 04/15/2014		223	222

Total Brazil (Cost $1,030)			1,016

CANADA (j) 0.6%
Commonwealth of Canada
5.250% due 06/01/2013	C$	300	265

Total Canada (Cost $244)			265

CAYMAN ISLANDS (j) 1.0%
ASIF II
2.669% due 06/15/2007 (a)	C$	200	165
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$250	250

Total Cayman Islands (Cost $411)			415

FRANCE (j) 3.8%
Republic of France
6.500% due 04/25/2011	EC	300	459
3.150% due 07/25/2032		104	174
5.750% due 10/25/2032		600	985

Total France (Cost $1,591)			1,618

GERMANY (j) 15.3%
Republic of Germany
5.000% due 08/19/2005	EC	100	131
5.250% due 07/04/2010		100	143
5.250% due 01/04/2011		900	1,295
5.000% due 07/04/2012		1,000	1,432
4.250% due 01/04/2014		300	410
6.250% due 01/04/2024		600	1,008
6.500% due 07/04/2027		400	702
6.250% due 01/04/2030		300	519
5.500% due 01/04/2031		400	633
4.750% due 07/04/2034		200	287

Total Germany (Cost $5,840)			6,560

ITALY (j) 3.4%
Republic of Italy
9.500% due 02/01/2006	EC	650	892
Seashell Securities PLC
2.443% due 10/25/2028 (a)		65	81
Siena Mortgage SpA
2.405% due 12/16/2038 (a)		300	391
Telecom Italia SpA
5.625% due 02/01/2007		60	82

Total Italy (Cost $1,076)			1,446

JAPAN (j) 5.2%
Government of Japan
0.700% due 09/20/2008	JY	20,000	189
1.500% due 12/20/2011		150,000	1,462
1.600% due 09/20/2013		20,000	194
1.500% due 03/20/2014		20,000	191
2.400% due 06/20/2024		10,000	101
2.300% due 05/20/2030		9,200	88

Total Japan (Cost $2,103)			2,225

MEXICO (j) 0.2%
United Mexican States
6.750% due 06/06/2006	JY	7,000	70

Total Mexico (Cost $70)			70

NETHERLANDS (j) 2.8%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	700	934
4.250% due 07/15/2013		200	273

Total Netherlands (Cost $928)			1,207

PERU 0.3%
Republic of Peru
9.125% due 02/21/2012		$100	113

Total Peru (Cost $116)			113

RUSSIA 0.4%
Russian Federation
8.750% due 07/24/2005		$100	102
10.000% due 06/26/2007		50	55

Total Russia (Cost $158)			157

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$53	56

Total South Africa (Cost $57)			56

SPAIN (j) 4.3%
Banesto Banco Emisiones
2.205% due 10/04/2006 (a)	EC	100	130
Caja Madrid
2.177% due 05/30/2006 (a)		100	130
Kingdom of Spain
5.150% due 07/30/2009		900	1,270
5.750% due 07/30/2032		200	328

Total Spain (Cost $1,707)			1,858

UNITED KINGDOM (j) 7.3%
Holmes Financing PLC
2.384% due 10/15/2009 (a)	EC	100	130
2.404% due 07/25/2010 (a)		100	130
United Kingdom Gilt
5.000% due 03/07/2008	BP	500	954
5.000% due 03/07/2012		300	578
5.000% due 09/07/2014		400	774
4.750% due 09/07/2015		300	570

Total United Kingdom (Cost $2,960)			3,136

UNITED STATES 21.0%
Asset-Backed Securities 4.1%
Ameriquest Mortgage Securities, Inc.
2.940% due 03/25/2033 (a)		$28	28
2.640% due 05/25/2034 (a)		9	9
2.660% due 08/25/2034 (a)		20	20
Amortizing Residential Collateral Trust
2.880% due 10/25/2031 (a)		8	8
2.820% due 07/25/2032 (a)		6	6
Argent Securities, Inc.
2.640% due 04/25/2034 (a)		15	15
Asset-Backed Securities Corp. Home Equity Loan Trust
2.810% due 08/15/2033 (a)		19	19
Bank One Issuance Trust
2.640% due 10/15/2008 (a)		300	300
Bear Stearns Asset-Backed Securities, Inc.
2.820% due 12/25/2042 (a)		52	52
CDC Mortgage Capital Trust
2.650% due 07/26/2034 (a)		30	30
Centex Home Equity
2.810% due 01/25/2034 (a)		36	36
Citifinancial Mortgage Securities, Inc.
2.840% due 05/25/2033 (a)		23	23
Countrywide Asset-Backed Certificates
2.700% due 12/25/2018 (a)		30	30
CS First Boston Mortgage Securities Corp.
2.840% due 01/25/2032 (a)		3	3
2.980% due 05/25/2043 (a)		62	62
Fieldstone Mortgage Investment Corp.
2.820% due 01/25/2035 (a)		48	48
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		58	57
Fremont Home Loan Trust
2.700% due 02/25/2035 (a)		95	95
GMAC Mortgage Corp. Loan Trust
2.630% due 10/25/2033 (a)		62	63
GSAMP Trust
2.940% due 03/25/2034 (a)		142	142
Home Equity Asset Trust
2.940% due 03/25/2033 (a)		5	5
2.680% due 08/25/2034 (a)		51	51
Irwin Home Equity Loan Trust
3.050% due 06/25/2028 (a)		16	16
Long Beach Mortgage Loan Trust
2.850% due 06/25/2033 (a)		19	20
2.850% due 07/25/2033 (a)		57	57
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.800% due 11/25/2034 (a)		78	78
Residential Asset Mortgage Products, Inc.
2.630% due 04/25/2025 (a)		120	120
2.860% due 12/25/2033 (a)		54	54
Residential Asset Securities Corp.
2.760% due 09/25/2031 (a)		12	12
Saxon Asset Securities Trust
2.800% due 01/25/2032 (a)		3	3
2.930% due 12/25/2032 (a)		3	3
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		69	69
Structured Asset Investment Loan Trust
2.700% due 10/25/2033 (a)		2	2
Structured Asset Securities Corp.
2.581% due 05/25/2034 (a)		128	128
Truman Capital Mortgage Loan Trust
2.870% due 01/25/2034 (a)		122	122

			1,786

Corporate Bonds & Notes 1.0%
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		200	196
Morgan Stanley Dean Witter Capital I, Inc.
2.730% due 04/15/2016 (a)		170	170
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		55	55
UFJ Finance Aruba AEC
6.750% due 07/15/2013		30	32

			453

Mortgage-Backed Securities 5.1%
Bear Stearns Commercial Mortgage Securities, Inc.
2.810% due 05/14/2016 (a)		200	200
Countrywide Home Loan Mortgage Pass-Through Trust
2.860% due 02/25/2035 (a)		98	98
2.879% due 03/25/2035 (a)		99	99
2.940% due 04/25/2035 (a)		99	100
Countrywide Home Loans, Inc.
2.810% due 08/25/2034 (a)		152	152
4.964% due 09/19/2032 (a)		4	4
2.910% due 09/25/2034 (a)		162	163
CS First Boston Mortgage Securities Corp.
2.600% due 02/15/2014 (a)		133	133
6.500% due 04/25/2033		26	27
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	105
GSR Mortgage Loan Trust
3.464% due 06/01/2034 (a)		160	158
Harborview Mortgage Loan Trust
3.220% due 02/25/2034 (a)		61	61
Mellon Residential Funding Corp.
3.030% due 12/15/2030 (a)		95	95
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)		48	48
Structured Asset Mortgage Investments, Inc.
2.948% due 03/19/2034 (a)		158	158
2.888% due 07/19/2034 (a)		159	159
Structured Asset Securities Corp.
3.100% due 06/25/2017 (a)		4	4
3.030% due 07/25/2032 (a)		11	11
Washington Mutual Mortgage Securities Corp.
5.150% due 10/25/2032 (a)		10	10
2.800% due 12/25/2027 (a)		188	188
2.854% due 12/25/2044 (a)		99	99
3.275% due 02/27/2034 (a)		28	28
6.000% due 03/25/2017		6	6
Washington Mutual, Inc.
2.800% due 01/25/2045 (a)		99	99

			2,205

Municipal Bonds & Notes 0.6%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	112
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		100	110
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	26
5.000% due 02/01/2033		25	26

			274

	Shares
Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		1,172	65

	Principal Amount (000s)
U.S. Government Agencies 3.5%
Fannie Mae
2.650% due 03/25/2034 (a)		165	165
2.680% due 08/25/2034 (a)		174	174
2.780% due 08/25/2030 (a)		145	145
5.000% due 11/01/2018 - 12/01/2034 (a)(e)		612	613
5.183% due 04/01/2033 (a)		37	38
5.500% due 10/01/2016 - 04/01/2018 (e)		307	313
Freddie Mac
3.703% due 02/01/2029 (a)		50	51
Government National Mortgage Association
4.125% due 11/20/2024 (a)		12	12

			1,511

U.S. Treasury Obligations 6.6%
Treasury Inflation Protected Securities (d)
3.500% due 01/15/2011		548	612
3.000% due 07/15/2012		318	350
2.000% due 01/15/2014		103	106
2.000% due 07/15/2014		303	310
1.625% due 01/15/2015		100	98
U.S. Treasury Bond
7.125% due 02/15/2023		600	760
U.S. Treasury Note
4.375% due 08/15/2012		200	201
U.S. Treasury Strip
0.000% due 05/15/2017 (b)		430	242
0.000% due 08/15/2020 (b)		300	140

			2,819

Total United States (Cost $9,122)			9,113

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750 Exp. 04/27/2009		100	9

Total Purchased Call Options (Cost $5)			9

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250 Exp. 04/27/2009		100	4
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		6	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		13	0
Eurodollar September Futures (CME)
Strike @ 94.000 Exp. 09/19/2005		13	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 09/30/2005
Strike @ 95.000 Exp. 08/26/2005		20	0

Total Purchased Put Options (Cost $8)			4

SHORT-TERM INSTRUMENTS 34.4%
	Principal Amount (000s)
Commercial Paper 31.5%
Anz National International Ltd.
2.900% due 06/08/2005		$500	497
Barclays U.S. Funding Corp.
2.530% due 05/03/2005		900	898
2.945% due 06/16/2005		400	397
CBA (de) Finance
2.525% due 04/11/2005		200	200
CDC Commercial Paper, Inc.
2.560% due 04/22/2005		1,100	1,098
Danske Corp.
2.770% due 04/25/2005		600	599
Den Norske Bank ASA
2.655% due 04/25/2005		300	299
2.860% due 06/07/2005		900	895
Dexia Delaware LLC
2.680% due 04/18/2005		900	899
Fannie Mae
2.422% due 04/13/2005		200	200
2.390% due 04/15/2005		400	400
2.580% due 04/27/2005		600	599
2.635% due 05/11/2005		100	100
2.674% due 06/13/2005		200	199
2.960% due 06/29/2005		300	298
3.010% due 08/01/2005		100	99
Freddie Mac
2.376% due 04/01/2005		200	200
2.655% due 05/17/2005		400	399
HBOS Treasury Services PLC
2.705% due 05/11/2005		800	798
ING U.S. Funding LLC
2.940% due 06/16/2005		500	497
Skandinaviska Enskilda Banken AB (SEB)
2.700% due 05/27/2005		600	597
2.950% due 06/16/2005		700	695
Statens Bostadsfin Bank
2.750% due 05/06/2005		500	499
UBS Finance, Inc.
2.780% due 04/25/2005		100	100
2.675% due 05/26/2005		600	597
3.020% due 07/22/2005		600	594
Westpac Trust Securities NZ Ltd.
2.765% due 05/17/2005		900	897

			13,550

Repurchase Agreement 1.3%
State Street Bank
2.400% due 04/01/2005		567	567

(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $582. Repurchase proceeds are $567.)
U.S. Treasury Bills 1.6%
2.726% due 06/02/2005-06/16/2005 (e)(f)(g)		665	661

Total Short-Term Instruments (Cost $14,779)			14,778

Total Investments (b) 104.4%			$44,862
(Cost $42,970)
Written Options (I) (0.1%)			(45)
(Premiums $80)
Other Assets and Liabilities (Net) (4.3%)			(1,833)

Net Assets 100.0%			$42,984

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $572 were valued with reference to securities whose prices are more readily obtainable.

(c) Principal only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(g) Securities with an aggregate market value of $413 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	9	$(18)
Eurodollar September Long Futures	09/2005	19	(11)
Euribor June Long Futures	06/2005	8	12
Euro-Bund 10-Year Note Long Futures	06/2005	59	65
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	30	0
Government of Japan 10-Year Note Long Futures	06/2005	4	72
U.S. Treasury 10-Year Note Long Futures	06/2005	97	(48)
U.S. Treasury 30-Year Bond Long Futures	06/2005	3	(2)

			$70

(h) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	900	$7
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(9)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	4
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(3)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	1
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		100	(1)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	10	(1)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		460	(53)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		900	(6)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		100	(28)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	0
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		1,700	(213)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,600	(158)
UBS Warburg LLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		400	43
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		100	7
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	1,200	4
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		5,800	(5)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009	JY	200,000	7
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	(13)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		45,000	(10)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	0
Bank of America	3-month USD LIBOR	Receive	4.000%	06/15/2007		1,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		1,800	33
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		1,100	16
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,600	39
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	5
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		2,500	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		3,600	36
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		1,400	20

							$(282)

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	6	$4	$0
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	3	1	0
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	14	8	5
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	3	1	3
				$14	$8

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	$700	$31	$36
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	700	30	1
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	100	2	0
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	100	3	0
						$66	$37

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	183	04/2005	$0	$(5)	$(5)
Buy	BP	511	04/2005	1	(12)	(11)
Buy	BR	33	04/2005	0	0	0
Buy		59	05/2005	0	0	0
Buy	C$	513	04/2005	0	(2)	(2)
Buy	CP	6,033	05/2005	0	0	0
Buy		1,264	08/2005	0	0	0
Buy	DK	2,285	06/2005	0	(9)	(9)
Buy	EC	3,861	04/2005	0	(161)	(161)
Sell		1,950	04/2005	43	0	43
Buy	H$	390	04/2005	0	0	0
Buy	JY	1,167,114	04/2005	0	(225)	(225)
Buy	KW	6,966	04/2005	0	0	0
Buy		26,800	06/2005	0	0	0
Buy	MP	206	05/2005	0	0	0
Buy		68	06/2005	0	0	0
Buy	PN	88	05/2005	0	0	0
Buy	PZ	48	05/2005	0	0	0
Buy		15	06/2005	0	0	0
Buy	RR	173	04/2005	0	0	0
Buy		284	05/2005	0	0	0
Buy	S$	11	04/2005	0	0	0
Buy	SK	2,848	06/2005	0	(15)	(15)
Buy	SR	63	05/2005	0	0	0
Buy	SV	675	05/2005	0	0	0
				$44	$(429)	$(385)

Schedule of Investments

High Yield Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 4.0%
Allegheny Energy, Inc.
4.760% due 03/08/2011 (a)		$287	$292
4.810% due 03/08/2011 (a)		817	829
4.870% due 03/08/2011 (a)		12	12
Brenntag AG
5.880% due 02/28/2012 (a)		1,250	1,271
Centennial Communications
4.920% due 01/20/2011 (a)		754	769
5.140% due 01/20/2011 (a)		29	29
5.380% due 01/20/2011 (a)		38	38
4.920% due 02/09/2011 (a)		71	72
El Paso Corp.
2.400% due 11/22/2009 (a)		750	760
5.188% due 11/22/2009 (a)		1,245	1,264
General Growth Properties
4.840% due 11/12/2007 (a)		1,494	1,508
4.840% due 11/12/2008 (a)		2,500	2,545
Headwaters, Inc.
5.920% due 04/30/2011 (a)		1,437	1,459
Invensys PLC
6.091% due 09/30/2009 (a)		396	403
7.341% due 12/30/2009 (a)		900	927
PanAmSat Corp.
5.300% due 08/20/2009 (a)		570	575
Qwest Corp.
7.390% due 06/30/2007 (a)		1,850	1,917
Reliant Resources, Inc.
4.995% due 12/22/2010 (a)		77	78
Warner ChilCott Corp.
4.000% due 01/18/2012 (a)		883	894
Warner ChilCott Holdings Co. III Ltd.
4.000% due 01/18/2012 (a)		117	118

Total Bank Loan Obligations (Cost $15,577)			15,760

CORPORATE BONDS & NOTES 77.0%
Banking & Finance 7.7%
AES Red Oak LLC
8.540% due 11/30/2019		328	369
Affinia Group, Inc.
9.000% due 11/30/2014		300	279
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014		1,267	1,451
Bluewater Finance Ltd.
10.250% due 02/15/2012		1,675	1,826
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)		1,000	1,007
Borden US Finance Corp.
9.000% due 07/15/2014		200	217
Bowater Canada Finance
7.950% due 11/15/2011		950	990
Cedar Brakes II LLC
9.875% due 09/01/2013		534	634
Eircom Funding
8.250% due 08/15/2013		800	874
Ferrellgas Escrow LLC
6.750% due 05/01/2014		400	392
Forest City Enterprises, Inc.
7.625% due 06/01/2015		425	456
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		2,250	2,447
Homer City Funding LLC
8.734% due 10/01/2026		999	1,161
JET Equipment Trust
10.000% due 06/15/2012 (d)		800	510
7.630% due 08/15/2012 (d)		403	242
JSG Funding PLC
9.625% due 10/01/2012		2,815	3,040
K&F Acquisition, Inc.
7.750% due 11/15/2014		1,000	975
Kraton Polymers LLC
8.125% due 01/15/2014		950	905
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,650	1,588
7.250% due 02/15/2011		2,825	2,648
7.750% due 02/15/2031		140	119
Refco Finance Holdings LLC
9.000% due 08/01/2012		1,575	1,677
Riggs Capital Trust
8.625% due 12/31/2026		150	169
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,325	2,511
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		350	364
Stone Container Finance
7.375% due 07/15/2014		625	622
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		325	314
UGS Corp.
10.000% due 06/01/2012		375	416
Universal City Development Partners
11.750% due 04/01/2010		1,100	1,259
Ventas Capital Corp.
8.750% due 05/01/2009		825	901

			30,363

Industrials 51.5%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006		700	707
8.550% due 08/01/2010		350	357
6.000% due 06/20/2013		400	348
8.375% due 04/01/2015		975	953
8.850% due 08/01/2030		1,453	1,369
AES Ironwood LLC
8.857% due 11/30/2025		1,618	1,837
Ahold Finance USA, Inc.
8.250% due 07/15/2010		1,650	1,819
Alderwoods Group, Inc.
7.750% due 09/15/2012		975	1,002
Allied Waste North America, Inc.
8.875% due 04/01/2008		600	623
6.375% due 04/15/2011		700	654
9.250% due 09/01/2012		2,100	2,257
7.875% due 04/15/2013		600	601
7.250% due 03/15/2015		975	931
American Media Operations, Inc.
10.250% due 05/01/2009		1,900	1,966
American Towers, Inc.
7.250% due 12/01/2011		1,200	1,245
AmeriGas Partners LP
10.000% due 04/15/2006		120	127
8.830% due 04/19/2010		488	514
8.875% due 05/20/2011		200	213
Arco Chemical Co.
10.250% due 11/01/2010		50	57
ArvinMeritor, Inc.
8.750% due 03/01/2012		1,875	1,959
Aviall, Inc.
7.625% due 07/01/2011		650	679
Boise Cascade LLC
7.125% due 10/15/2014		175	178
Boyd Gaming Corp.
7.750% due 12/15/2012		850	895
Buhrmann US, Inc.
7.875% due 03/01/2015		1,000	976
Cablevision Systems Corp.
8.000% due 04/15/2012		1,000	1,032
CanWest Media, Inc.
10.625% due 05/15/2011		1,645	1,801
8.000% due 09/15/2012		520	550
CCO Holdings LLC
8.750% due 11/15/2013		3,500	3,517
Cenveo Corp.
9.625% due 03/15/2012		1,000	1,070
CF Cable TV, Inc.
9.125% due 07/15/2007		500	510
Chesapeake Energy Corp.
7.500% due 06/15/2014		1,300	1,381
6.375% due 06/15/2015		1,300	1,290
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		400	398
Colorado Interstate Gas Co.
6.850% due 06/15/2037		200	204
Commonwealth Brands, Inc.
9.750% due 04/15/2008		650	699
10.625% due 09/01/2008		850	914
Continental Airlines, Inc.
7.461% due 04/01/2015		81	76
7.373% due 12/15/2015		312	261
6.545% due 02/02/2019		165	161
Crown Castle International Corp.
10.750% due 08/01/2011		950	1,019
Crown European Holdings S.A.
9.500% due 03/01/2011		1,225	1,351
10.875% due 03/01/2013		1,450	1,689
CSC Holdings, Inc.
8.125% due 07/15/2009		250	265
8.125% due 08/15/2009		2,305	2,443
7.625% due 04/01/2011		1,000	1,045
6.750% due 04/15/2012		1,250	1,247
DaVita, Inc.
6.625% due 03/15/2013		750	746
7.250% due 03/15/2015		1,250	1,231
Delphi Corp.
6.500% due 05/01/2009		525	473
6.500% due 08/15/2013		225	185
Delta Air Lines, Inc.
7.379% due 05/18/2010		274	263
7.570% due 11/18/2010		950	886
Dex Media West LLC
8.500% due 08/15/2010		2,400	2,574
9.875% due 08/15/2013		1,862	2,085
Dimon, Inc.
7.750% due 06/01/2013		150	169
DirecTV Holdings LLC
8.375% due 03/15/2013		2,475	2,692
Dobson Communications Corp.
8.875% due 10/01/2013		400	316
Dresser, Inc.
9.375% due 04/15/2011		2,850	3,035
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		450	452
Dura Operating Corp.
8.625% due 04/15/2012		1,325	1,229
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,775	1,744
7.670% due 11/08/2016		2,400	2,178
EchoStar DBS Corp.
5.750% due 10/01/2008		2,800	2,772
El Paso CGP Co.
6.500% due 06/01/2008		250	246
7.625% due 09/01/2008		750	756
7.750% due 06/15/2010		250	251
9.625% due 05/15/2012		200	219
7.750% due 10/15/2035		400	374
El Paso Corp.
7.000% due 05/15/2011		100	96
7.875% due 06/15/2012		2,155	2,155
7.375% due 12/15/2012		300	292
7.800% due 08/01/2031		700	661
El Paso Production Holding Co.
7.750% due 06/01/2013		1,750	1,781
Encore Acquisition Co.
6.250% due 04/15/2014		550	553
Equistar Chemicals LP
10.125% due 09/01/2008		545	605
8.750% due 02/15/2009		2,035	2,193
Exco Resources, Inc.
7.250% due 01/15/2011		500	510
Exide Technologies
10.500% due 03/15/2013		475	456
Extendicare Health Services, Inc.
9.500% due 07/01/2010		800	879
Ferrellgas Partners LP
6.990% due 08/01/2005 (j)		1,000	1,008
8.870% due 08/01/2009 (j)		1,200	1,308
Fisher Scientific International, Inc.
8.000% due 09/01/2013		1,000	1,092
6.750% due 08/15/2014		500	510
Foundation PA Co.al Co.
7.250% due 08/01/2014		175	178
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)		375	387
7.125% due 07/15/2014		250	262
Gazprom International S.A.
9.625% due 03/01/2013		870	997
Georgia-Pacific Corp.
8.000% due 01/15/2024		3,750	4,200
8.875% due 05/15/2031		650	786
Greif, Inc.
8.875% due 08/01/2012		400	434
Hanover Compressor Co.
9.000% due 06/01/2014		500	537
Hanover Equipment Trust
8.500% due 09/01/2008		2,300	2,409
HCA, Inc.
7.875% due 02/01/2011		950	1,033
6.300% due 10/01/2012		350	351
6.250% due 02/15/2013		2,350	2,343
6.750% due 07/15/2013		1,125	1,158
6.375% due 01/15/2015		300	299
HealthSouth Corp.
8.375% due 10/01/2011 (d)		425	421
7.625% due 06/01/2012 (d)		3,200	3,088
Herbst Gaming, Inc.
7.000% due 11/15/2014		500	500
Horizon Lines LLC
9.000% due 11/01/2012		2,050	2,193
IMC Global, Inc.
10.875% due 06/01/2008		34	39
Ingles Markets, Inc.
8.875% due 12/01/2011		1,000	1,030
Insight Midwest LP
9.750% due 10/01/2009		695	728
9.750% due 10/01/2009		900	945
10.500% due 11/01/2010		915	984
Invensys PLC
9.875% due 03/15/2011		650	665
ISP Chemco, Inc.
10.250% due 07/01/2011		1,465	1,593
JC Penney Co., Inc.
8.000% due 03/01/2010		500	502
Jefferson Smurfit Corp.
8.250% due 10/01/2012		500	516
7.500% due 06/01/2013		500	500
Johnsondiversey, Inc.
9.625% due 05/15/2012		390	421
K2, Inc.
7.375% due 07/01/2014		1,150	1,196
Legrand Holding S.A.
10.500% due 02/15/2013		1,085	1,231
Legrand S.A.
8.500% due 02/15/2025		550	665
Lyondell Chemical Co.
9.875% due 05/01/2007		100	103
Mandalay Resort Group
6.500% due 07/31/2009		750	761
9.375% due 02/15/2010		1,900	2,114
6.375% due 12/15/2011		800	812
7.625% due 07/15/2013		200	211
Mediacom Broadband LLC
11.000% due 07/15/2013		2,940	3,161
Meritor Automotive, Inc.
6.800% due 02/15/2009		250	249
MGM Mirage, Inc.
6.000% due 10/01/2009		1,175	1,165
8.375% due 02/01/2011		2,050	2,224
Nalco Co.
7.750% due 11/15/2011		1,550	1,620
Newpark Resources, Inc.
8.625% due 12/15/2007		1,390	1,383
Norampac, Inc.
6.750% due 06/01/2013		1,650	1,687
Northwest Airlines, Inc.
6.810% due 02/01/2020		828	757
Novelis, Inc.
7.250% due 02/15/2015		1,500	1,478
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		550	590
7.750% due 05/15/2011		150	158
8.750% due 11/15/2012		2,025	2,222
8.250% due 05/15/2013		850	903
6.750% due 12/01/2014		1,000	985
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		417	463
Peabody Energy Corp.
6.875% due 03/15/2013		2,350	2,432
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,625	1,706
PQ Corp.
7.500% due 02/15/2013		300	297
Premcor Refining Group, Inc.
6.750% due 02/01/2011		1,000	1,028
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750	769
Primedia, Inc.
7.625% due 04/01/2008		350	353
8.164% due 05/15/2010 (a)		150	160
8.000% due 05/15/2013		835	856
Quebecor Media, Inc.
11.125% due 07/15/2011		1,400	1,554
Qwest Corp.
7.250% due 02/15/2011		2,400	2,358
8.875% due 03/15/2012		650	710
7.500% due 02/15/2014		3,200	3,144
Rayovac Corp.
8.500% due 10/01/2013		1,025	1,061
7.375% due 02/01/2015		1,050	1,011
Rogers Cable, Inc.
6.750% due 03/15/2015		225	223
Roundy’s, Inc.
8.875% due 06/15/2012		1,900	2,043
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		500	524
Safety Kleen Services
9.250% due 06/01/2008 (d)		1,450	6
SESI LLC
8.875% due 05/15/2011		1,115	1,196
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		920	971
8.000% due 03/15/2012		795	815
Six Flags, Inc.
9.750% due 04/15/2013		1,025	961
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		525	564
8.375% due 07/01/2012		650	674
Sonat, Inc.
7.625% due 07/15/2011		2,650	2,630
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		1,900	2,085
Station Casinos, Inc.
6.000% due 04/01/2012		925	923
6.500% due 02/01/2014		700	698
Suburban Propane Partners LP
6.875% due 12/15/2013		500	495
Superior Essex Communications
9.000% due 04/15/2012		500	510
Tenet Healthcare Corp.
6.375% due 12/01/2011		800	742
6.500% due 06/01/2012		125	116
7.375% due 02/01/2013		2,625	2,487
9.875% due 07/01/2014		700	732
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,600	1,792
8.625% due 11/15/2014		525	513
Toys “R” Us, Inc.
7.625% due 08/01/2011		1,300	1,229
7.875% due 04/15/2013		450	404
Triad Hospitals, Inc.
7.000% due 05/15/2012		1,225	1,243
7.000% due 11/15/2013		1,150	1,136
Trinity Industries, Inc.
6.500% due 03/15/2014		900	873
TRW Automotive, Inc.
9.375% due 02/15/2013		1,625	1,755
United Airlines, Inc.
6.201% due 09/01/2008 (d)		218	203
7.730% due 07/01/2010 (d)		799	737
7.186% due 04/01/2011 (d)		196	184
6.602% due 09/01/2013 (d)		486	464
US Airways Group, Inc.
9.625% due 09/01/2024 (d)		16	0
Valero Energy Corp.
7.800% due 06/14/2010		850	861
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,000	1,065
8.250% due 05/01/2012		790	859
Warner Chilcott Corp.
8.750% due 02/01/2015		950	960
Williams Cos., Inc.
7.625% due 07/15/2019		3,200	3,480
7.875% due 09/01/2021		2,800	3,066
Wynn Las Vegas LLC
6.625% due 12/01/2014		2,475	2,364
Xerox Corp.
7.625% due 06/15/2013		1,000	1,050
Young Broadcasting, Inc.
8.500% due 12/15/2008		424	446
10.000% due 03/01/2011		580	596

			201,916

Utilities 17.8%
AES Corp.
8.875% due 02/15/2011		275	299
8.750% due 05/15/2013		2,850	3,121
American Cellular Corp.
10.000% due 08/01/2011		1,600	1,480
American Tower Corp.
7.125% due 10/15/2012		1,000	1,000
AT&T Corp.
9.050% due 11/15/2011		3,100	3,538
9.750% due 11/15/2031		325	398
Cincinnati Bell, Inc.
7.250% due 07/15/2013		2,525	2,525
8.375% due 01/15/2014		1,300	1,287
Citizens Communications Co.
6.250% due 01/15/2013		1,600	1,512
CMS Energy Corp.
7.500% due 01/15/2009		1,675	1,734
7.750% due 08/01/2010		1,575	1,650
Gaz Capital S.A.
8.625% due 04/28/2034		175	196
Intelsat Bermuda Ltd.
7.785% due 01/15/2012 (a)		1,000	1,020
8.250% due 01/15/2013		175	178
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		1,050	1,150
8.625% due 11/14/2011		490	565
MCI, Inc.
6.688% due 05/01/2009		5,020	5,233
7.735% due 05/01/2014		1,275	1,406
Midwest Generation LLC
8.560% due 01/02/2016		5,375	6,047
8.750% due 05/01/2034		2,550	2,856
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		450	448
MSW Energy Holdings LLC
7.375% due 09/01/2010		650	663
Nevada Power Co.
5.875% due 01/15/2015		200	196
Nextel Communications, Inc.
6.875% due 10/31/2013		3,250	3,404
7.375% due 08/01/2015		2,675	2,839
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,123
NRG Energy, Inc.
8.000% due 12/15/2013		2,120	2,253
PSEG Energy Holdings LLC
7.750% due 04/16/2007		700	723
8.625% due 02/15/2008		850	901
10.000% due 10/01/2009		690	778
8.500% due 06/15/2011		2,125	2,295
Qwest Services Corp.
14.000% due 12/15/2010		3,000	3,488
Reliant Energy, Inc.
9.250% due 07/15/2010		1,975	2,123
6.089% due 12/22/2010		923	936
9.500% due 07/15/2013		850	929
6.750% due 12/15/2014		1,000	938
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		150	154
8.000% due 12/15/2012		900	929
6.375% due 03/01/2014		350	341
7.500% due 03/15/2015		375	389
Rural Cellular Corp.
8.250% due 03/15/2012		950	974
South Point Energy
8.400% due 05/30/2012		1,591	1,484
TECO Energy, Inc.
10.500% due 12/01/2007		1,900	2,142
Texas Genco LLC
6.875% due 12/15/2014		550	554
Time Warner Telecom, Inc.
9.750% due 07/15/2008		475	466
10.125% due 02/01/2011		500	485
9.250% due 02/15/2014		300	290
Triton PCS, Inc.
8.500% due 06/01/2013		575	532

			69,972

Total Corporate Bonds & Notes (Cost $298,384)			302,251

MUNICIPAL BONDS & NOTES 0.2%
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		650	666

Total Municipal Bonds & Notes (Cost $624)			666

MORTGAGE-BACKED SECURITIES 0.2%
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		908	907

Total Mortgage-Backed Securities (Cost $819)			907

ASSET-BACKED SECURITIES 1.0%
Inmarsat Ventures PLC
6.031% due 10/10/2010 (a)		549	552
6.031% due 10/10/2010 (a)		1	1
6.031% due 10/10/2011 (a)		549	554
6.031% due 10/10/2011 (a)		2	3
Midwest Generation LLC
4.453% due 04/27/2011 (a)		1,000	1,017
5.256% due 04/27/2011 (a)		485	493
5.920% due 04/27/2011 (a)		274	279
Tucson Electric Power Co.
2.450% due 03/30/2009 (a)		1,000	1,009

Total Asset-Backed Securities (Cost $3,870)			3,908

SOVEREIGN ISSUES 7.9%
Republic of Brazil
11.000% due 01/11/2012		800	908
3.125% due 04/15/2012 a		176	167
10.250% due 06/17/2013		200	218
8.000% due 04/15/2014		9,275	9,242
10.500% due 07/14/2014		2,100	2,315
8.250% due 01/20/2034		1,100	979
Republic of Guatemala
9.250% due 08/01/2013		1,075	1,222
Republic of Panama
9.625% due 02/08/2011		1,725	1,958
9.375% due 07/23/2012		375	426
7.250% due 03/15/2015		50	50
8.875% due 09/30/2027		1,050	1,134
Republic of Peru
9.125% due 01/15/2008		600	657
9.125% due 02/21/2012		2,050	2,316
9.875% due 02/06/2015		775	899
4.500% due 03/07/2017 (a)		594	548
5.000% due 03/07/2017 (a)		213	200
Republic of Ukraine
11.000% due 03/15/2007 (a)		228	245
6.875% due 03/04/2011		500	515
7.650% due 06/11/2013		775	832
Russian Federation
8.250% due 03/31/2010 (a)		1,000	1,080
11.000% due 07/24/2018		750	1,041
5.000% due 03/31/2030 (a)		4,185	4,292

Total Sovereign Issues (Cost $30,460)			31,244

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.8%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	200	290
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		195	297
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014		50	72
8.750% due 05/15/2014		100	144
Cognis GmbH
11.199% due 01/15/2015 (a)		100	125
Johnsondiversey, Inc.
9.625% due 05/15/2012		350	517
JSG Funding PLC
10.125% due 10/01/2012		650	940
JSG Holding PLC
11.500% due 10/01/2015		1,000	1,291
Kronos International, Inc.
8.875% due 06/30/2009		300	416
Lighthouse International Co. S.A.
8.000% due 04/30/2014		450	591
8.000% due 04/30/2014		1,770	2,326

Total Foreign Currency-Denominated Issues (Cost $6,205)			7,009

COMMON STOCKS 0.0%
	Shares
Communications 0.0%
Dobson Communications Corp. (c)		85,601	173

Total Common Stocks (Cost $564)			173

CONVERTIBLE PREFERRED STOCK 0.0%
Dobson Communications Corp.
6.000% due 08/19/2016		650	51

Total Convertible Preferred Stock (Cost $108)			51

CONVERTIBLE BONDS & NOTES 0.8%
	Principal Amount (000s)
Industrials 0.2%
Dimon, Inc.
6.250% due 03/31/2007		$850	848

Utilities 0.6%
AES Corp.
4.500% due 08/15/2005		1,500	1,509
Rogers Communications, Inc.
2.000% due 11/26/2005		665	655

			2,164

Total Convertible Bonds & Notes (Cost $2,907)			3,012

PREFERRED SECURITY 1.0%
	Shares
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,155
Riggs Capital Trust II
8.875% due 03/15/2027		550,000	619
8.875% due 03/15/2027 (d)		950,000	1,069

Total Preferred Security (Cost $3,646)			3,843

SHORT-TERM INSTRUMENTS 3.2%
	Principal Amount (000s)
Commercial Paper 2.5%
Delphi Corp.
1.000% due 04/11/2005		$1,000	999
Fannie Mae
2.960% due 06/29/2005		6,900	6,848
Freddie Mac
2.376% due 04/01/2005		400	400
UBS Finance, Inc.
2.785% due 04/28/2005		1,400	1,397

			9,644

Repurchase Agreement 0.5%
State Street Bank
2.400% due 04/01/2005		2,046	2,046

(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $2,090. Repurchase proceeds are $2,046.)
U.S. Treasury Bills 0.2%
2.739% due 06/16/2005 (e)(f)(g)		985	979

Total Short-Term Instruments (Cost $12,671)			12,669

Total Investments (b) 97.1%			$381,493
(Cost $375,835)
Written Options (i) (0.0%)			(54)
(Premiums $94)
Other Assets and Liabilities (Net) 2.9%			11,348

Net Assets 100.0%			$392,787

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $6,852 were valued with reference to securities whose prices are more readily obtainable.

(c) Non-income producing security.

(d) Security is in default.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(g) Securities with an aggregate market value of $731 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	68	$(178)
Eurodollar September Long Futures	09/2005	88	(271)
Euro-Bund 10-Year Note Long Futures	06/2005	73	81
U.S. Treasury 10-Year Note Long Futures	06/2005	189	(224)

			$(592)

(h) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$4,250	$97
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	19,200	417
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	2,800	72
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,650	160
Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.000%	06/15/2015	4,600	81

						$827

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	$2,000	$16
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.520%	12/20/2007	1,000	34
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	10
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	2,000	(32)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	1,500	1
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,700	(38)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	1,000	(19)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	1,000	(19)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(10)

						$(57)

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	150	$23	$12
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	32	10	7
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	159	56	32
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	23	5	3
				$94	$54

(j) Restricted securities as of March 31, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,006	$1,007	0.26%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	819	907	0.23%
Ferrellgas Partners LP	6.990%	08/01/2005	06/30/2003	997	1,008	0.26%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,316	1,308	0.33%
				$4,138	$4,230	1.08%

(k) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	893	04/2005	$4	$0	$4
Sell		7,625	04/2005	305	0	305
Buy	JY	167,529	04/2005	0	(32)	(32)
				$309	$(32)	$277

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.7%
Banking & Finance 10.7%
Allstate Life Global Funding Trusts
2.760% due 01/25/2008 (a)	$200	$200
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	100	101
General Motors Acceptance Corp.
6.750% due 01/15/2006	3,000	3,022
International Bank for Reconstruction & Development
7.625% due 01/19/2023	2,700	3,541
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	200	200
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,035
U.S. Trade Funding Corp.
4.260% due 11/15/2014	869	850
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	500	500

Total Corporate Bonds & Notes (Cost $9,436)		9,549

MUNICIPAL BONDS & NOTES 1.5%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	205
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	333
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	102
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	200	205
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	207
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	255

Total Municipal Bonds & Notes (Cost $1,270)		1,307

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
2.125% due 02/10/2006	1,000	987
3.106% due 08/25/2021 (a)	38	39
3.256% due 08/25/2022 (a)	21	21
3.550% due 04/25/2032 (a)	55	56
3.556% due 04/25/2021 (a)	35	35
4.500% due 10/25/2034	511	409
5.000% due 11/01/2019	665	665
5.500% due 05/01/2034 - 04/13/2035 (d)	1,754	1,757
Federal Home Loan Bank
2.875% due 05/22/2006	1,900	1,881
4.000% due 07/14/2008	1,000	990
5.120% due 01/10/2013	5,000	4,992
Federal Housing Administration
6.896% due 07/01/2020	519	515
Financing Corp.
10.700% due 10/06/2017	650	992
Freddie Mac
3.512% due 02/15/2027 (a)	33	33
3.813% due 02/15/2021 (a)	40	40
5.500% due 08/15/2030 - 06/15/2034 (d)	1,014	1,011
7.000% due 07/15/2023 - 12/01/2031 (d)	146	154
Government National Mortgage Association
5.000% due 04/20/2034 - 08/16/2034 (d)	3,975	3,512
6.000% due 08/20/2033	1,099	1,134
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,067
5.140% due 08/15/2007	1,000	1,020
5.590% due 11/30/2010	700	822
Small Business Administration
5.240% due 08/01/2023	931	943

Total U.S. Government Agencies (Cost $22,456)		23,075

U.S. TREASURY OBLIGATIONS 12.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	181	190
2.375% due 01/15/2025	1,720	1,850
U.S. Treasury Bonds
8.750% due 08/15/2020	100	143
5.375% due 02/15/2031	5,300	5,778
U.S. Treasury Note
3.875% due 05/15/2009	500	496
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	5,400	2,751

Total U.S. Treasury Obligations (Cost $11,090)		11,208

MORTGAGE-BACKED SECURITIES 14.2%
Bear Stearns Adjustable Rate Mortgage Trust
5.112% due 03/25/2033 (a)	873	874
5.439% due 03/25/2033 (a)	349	351
4.909% due 01/25/2034 (a)	167	167
3.130% due 02/25/2034 (a)	123	124
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,086	1,006
3.060% due 05/25/2035 (a)	500	498
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	893	894
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	128	129
CS First Boston Mortgage Securities Corp.
4.938% due 11/25/2032 (a)	118	120
3.400% due 04/25/2033 (a)	174	174
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	176	179
First Republic Mortgage Loan Trust
3.160% due 11/15/2031 (a)	671	676
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	400	400
Impac CMB Trust
5.249% due 09/25/2034	1,265	1,262
MASTR Asset Securitization Trust
5.500% due 09/25/2033	597	593
Residential Accredit Loans, Inc.
3.250% due 01/25/2033 (a)	101	101
3.250% due 03/25/2033 (a)	194	194
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	174	179
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	218	218
3.200% due 07/20/2033 (a)	833	829
Structured Asset Mortgage Investments, Inc.
4.647% due 02/25/2030 (a)	45	46
5.142% due 03/25/2032 (a)	50	50
3.180% due 09/19/2032 (a)	1,606	1,599
3.270% due 06/18/2033 (a)	394	394
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)	92	93
3.350% due 07/25/2032 (a)	21	21
3.350% due 07/25/2032 (a)	405	405
2.940% due 01/25/2033 (a)	35	36
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	91	92
5.390% due 02/25/2031 (a)	107	109
5.109% due 02/25/2033 (a)	90	91
5.397% due 02/25/2033 (a)	91	91
5.024% due 05/25/2033 (a)	199	199
1.000% due 05/25/2035 (a)	400	400

Total Mortgage-Backed Securities (Cost $12,633)		12,594

ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp.
3.190% due 06/25/2032 (a)	10	10
Ameriquest Mortgage Securities, Inc.
3.260% due 03/25/2033 (a)	64	64
Argent Securities, Inc.
3.100% due 03/25/2034 (a)	290	290
Bayview Financial Acquisition Trust
3.120% due 08/28/2034 (a)	452	453
Bear Stearns Asset-Backed Securities, Inc.
3.350% due 11/25/2042 (a)	527	530
Chase Funding Mortgage Loan Asset-Backed Certificates
3.100% due 10/25/2031 (a)	57	57
Countrywide Asset-Backed Certificates
3.110% due 05/25/2032 (a)	9	9
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	198	199
Long Beach Mortgage Loan Trust
3.250% due 03/25/2033 (a)	39	39
2.970% due 07/25/2034 (a)	205	206
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	97
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	28	28
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)	48	48
3.350% due 12/25/2033 (a)	184	185
Residential Asset Mortgage Products, Inc.
2.950% due 11/25/2024 (a)	500	499
SMS Student Loan Trust
3.459% due 10/27/2025 (a)	109	109
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)	365	366

Total Asset-Backed Securities (Cost $3,189)		3,189

PURCHASED CALL OPTIONS 0.0%
	Notional Amount
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	2,700	1

Total Purchased Call Options (Cost $10)		1

PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	2,700	20
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 95.000 Exp. 09/19/2005	90	1
Strike @ 94.500 Exp. 09/19/2005	40	0
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 06/30/2005
Strike @ 102.000 Exp. 05/20/2005	15	3

Total Purchased Put Options (Cost $15)		24

SHORT-TERM INSTRUMENTS 40.2%
	Principal Amount (000s)
Certificates of Deposit 2.6%
Bank of America, N.A.
2.610% due 04/20/2005	$2,300	2,300

Commercial Paper 23.2%
Fannie Mae
2.470% due 04/06/2005	900	900
2.508% due 04/20/2005	2,000	1,997
2.580% due 04/27/2005	400	399
2.730% due 05/02/2005	1,500	1,496
2.482% due 05/25/2005	1,300	1,295
2.645% due 06/01/2005	100	99
2.683% due 06/13/2005	100	99
2.960% due 06/29/2005	2,400	2,382
Freddie Mac
2.420% due 04/19/2005	2,500	2,497
2.570% due 04/26/2005	2,500	2,495
2.670% due 06/13/2005	2,500	2,485
2.690% due 06/20/2005	1,900	1,887
General Electric Capital Corp.
2.780% due 05/24/2005	1,800	1,793
2.970% due 06/20/2005	800	795

		20,619

Repurchase Agreement 12.8%
Credit Suisse First Boston
2.500% due 04/01/2005	8,800	8,800
(Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $8,962. Repurchase proceeds are $8,801.)
State Street Bank
2.400% due 04/01/2005	2,580	2,580
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $2,632. Repurchase proceeds are $2,580.)

		11,380

U.S. Treasury Bills 1.6%
2.730% due 05/05/2005-06/16/2005 (d)(f)	1,425	1,417

Total Short-Term Instruments (Cost $35,721)		35,716

Total Investments (e) 108.7%		$96,663
(Cost $95,820)
Written Options (g) (0.2%)		(154)
(Premiums $160)
Other Assets and Liabilities (Net) (8.5%)		(7,597)

Net Assets 100.0%		$88,912

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $5,274 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $1,607 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Long Futures	12/2005	117	$(111)
U.S. Treasury 10-Year Note Long Futures	06/2005	90	35
U.S. Treasury 2-Year Note Long Futures	06/2005	30	(16)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2	(1)
U.S. Treasury 30-Year Bond Long Futures	06/2005	471	(477)
U.S. Treasury 5-Year Note Long Futures	06/2005	20	(9)
U.S. Treasury 5-Year Note Short Futures	06/2005	136	51

			$(528)

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	24	$3	$5
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24	10	10
Put - CME Eurodollar June Futures	95.000	06/19/2006	33	16	14
				$29	$29

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$700	$14	$10
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	700	17	20
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	1,500	33	22
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	1,500	36	43
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	700	14	10
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	700	17	20
						$131	$125

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

Schedule of Investments

Low Duration Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)			Value (000s)
CORPORATE BONDS & NOTES 5.3%
Banking & Finance 3.4%
American General Finance Corp.
3.092% due 03/23/2007 (a)		$200		$200
Ford Motor Credit Co.
3.000% due 06/30/2005 (a)		400		400
3.100% due 07/18/2005 (a)		600		599
7.600% due 08/01/2005		1,400		1,415
6.875% due 02/01/2006		100		101
3.750% due 11/16/2006 (a)		600		594
4.000% due 03/21/2007 (a)		2,000		2,005
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)		1,700		1,696
3.580% due 04/13/2006 (a)		2,300		2,259
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)		1,300		1,308
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		400		401
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		500		500

				11,478

Industrials 1.5%
Altria Group, Inc.
7.650% due 07/01/2008		200		217
AOL Time Warner, Inc.
6.125% due 04/15/2006		250		255
Clear Channel Communications, Inc.
6.000% due 11/01/2006		250		255
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		2,000		2,017
3.349% due 09/26/2005 (a)		600		602
7.250% due 01/18/2006		100		102
3.470% due 05/24/2006 (a)		100		100
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		200		218
International Paper Co.
7.625% due 01/15/2007		250		264
Tyco International Group S.A.
6.375% due 06/15/2005		1,100		1,106

				5,136

Utilities 0.4%
Appalachian Power Co.
4.800% due 06/15/2005		40		40
Entergy Mississippi, Inc.
4.350% due 04/01/2008		100		100
France Telecom S.A.
7.450% due 03/01/2006		100		103
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		650		652
Progress Energy, Inc.
6.750% due 03/01/2006		250		256

				1,151

Total Corporate Bonds & Notes (Cost $17,844)				17,765

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
2.770% due 03/25/2034 (a)		659		660
2.915% due 09/22/2006 (a)		1,300		1,299
3.000% due 03/25/2044 (a)		939		939
3.050% due 11/25/2032 (a)		173		174
3.287% due 09/01/2040 (a)		30		30
3.500% due 03/25/2009		1,053		1,052
4.855% due 12/01/2036 (a)		136		140
5.000% due 04/25/2033 - 12/01/2099 (c)		25,173		25,157
5.116% due 09/01/2034 (a)		140		141
5.500% due 11/01/2033 - 05/01/2034 (c)		3,995		4,007
6.000% due 08/01/2016 - 03/01/2033 (c)		734		745
6.500% due 01/01/2033		46		48
Federal Home Loan Bank
5.500% due 04/17/2006		1,000		1,018
Federal Housing Administration
6.390% due 10/01/2020		53		54
Freddie Mac
3.060% due 07/15/2016 (a)		1,128		1,128
5.000% due 10/01/2018		72		72
5.500% due 08/15/2030		62		62
6.000% due 09/01/2016 - 02/01/2033 (c)		641		650
6.500% due 07/25/2043		330		342

Total U.S. Government Agencies (Cost $37,809)				37,718

U.S. TREASURY OBLIGATIONS 1.3%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		1,770		1,905
3.875% due 01/15/2009		2,023		2,232
4.250% due 01/15/2010		227		258
3.625% due 04/15/2028		118		155

Total U.S. Treasury Obligations (Cost $4,506)				4,550

MORTGAGE-BACKED SECURITIES 3.0%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		200		206
5.577% due 10/20/2032 (a)		10		10
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)		20		20
5.273% due 10/25/2032 (a)		3		3
5.348% due 01/25/2033 (a)		32		32
5.442% due 03/25/2033 (a)		71		72
5.099% due 04/25/2033 (a)		50		50
4.883% due 01/25/2034 (a)		278		277
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		80		81
6.000% due 10/25/2033		268		271
Countrywide Home Loans, Inc.
2.920% due 04/25/2034 (a)		494		490
Credit-Based Asset Servicing & Securitization LLC
3.350% due 01/25/2033 (a)		70		70
CS First Boston Mortgage Securities Corp.
2.780% due 03/25/2032 (a)		35		35
6.243% due 06/25/2032 (a)		3		3
5.675% due 10/25/2032 (a)		9		9
1.429% due 08/25/2033 (a)		41		40
GSAMP Trust
3.040% due 10/25/2033 (a)		588		588
GSR Mortgage Loan Trust
6.000% due 03/25/2032		12		12
Impac CMB Trust
3.250% due 07/25/2033 (a)		127		128
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		1,228		1,228
MASTR Asset Securitization Trust
5.500% due 09/25/2033		109		108
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)		998		996
Merrill Lynch Mortgage Investors, Inc.
3.726% due 01/25/2029 (a)		457		471
Prime Mortgage Trust
3.250% due 02/25/2034 (a)		139		139
3.250% due 02/25/2034 (a)		47		48
SACO I, Inc.
3.040% due 07/25/2019 (a)		1,250		1,234
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		564		548
Sequoia Mortgage Trust
3.190% due 05/20/2032 (a)		54		54
3.150% due 08/20/2032 (a)		30		30
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)		77		77
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		41		41
6.150% due 07/25/2032 (a)		3		3
3.350% due 11/25/2033 (a)		60		60
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)		6		6
4.816% due 10/25/2032 (a)		564		561
3.368% due 02/27/2034 (a)		111		111
3.172% due 08/25/2042 (a)		338		344
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)		1,691		1,689

Total Mortgage-Backed Securities (Cost $10,218)				10,145

ASSET-BACKED SECURITIES 9.6%
Accredited Mortgage Loan Trust
2.800% due 01/25/2035 (a)		1,027		1,028
Aegis Asset-Backed Securities Trust
2.970% due 11/25/2023 (a)		393		394
Ameriquest Mortgage Securities, Inc.
2.940% due 04/25/2034 (a)		264		264
2.960% due 05/25/2034 (a)		73		73
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)		57		57
3.170% due 07/25/2032 (a)		25		25
Argent Securities, Inc.
3.030% due 11/25/2034 (a)		580		581
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/15/2032 (a)		600		618
3.010% due 12/25/2034 (a)		974		974
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		288		288
Centex Home Equity
2.950% due 03/25/2034 (a)		318		319
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)		16		16
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		489		489
3.090% due 12/25/2031 (a)		237		237
2.800% due 12/25/2034 (a)		1,110		1,111
3.040% due 12/25/2034 (a)		963		964
2.970% due 03/25/2035 (a)		500		500
2.940% due 08/25/2035 (a)		500		499
2.830% due 11/25/2035 (a)		1,148		1,149
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)		5		5
2.900% due 09/25/2033 (a)		188		188
2.980% due 08/25/2034 (a)		702		703
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		31		31
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)		19		19
2.960% due 07/25/2034 (a)		887		888
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)		225		225
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)		374		374
3.010% due 11/25/2034 (a)		2,387		2,389
GSAMP Trust
3.020% due 06/20/2033 (a)		185		186
3.140% due 03/25/2034 (a)		782		783
3.030% due 10/01/2034 (a)		1,651		1,651
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		346		346
3.200% due 09/20/2033 (a)		648		650
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)		678		679
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		4		4
3.200% due 02/20/2033 (a)		562		565
Impac CMB Trust
3.100% due 01/25/2034 (a)		324		324
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)		1		1
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)		354		354
3.300% due 11/25/2032 (a)		79		79
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		105		105
Merrill Lynch Mortgage Investors, Inc.
2.970% due 01/25/2035 (a)		226		226
MMCA Automobile Trust
2.550% due 02/15/2007		110		110
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		57		57
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		2		2
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)		442		442
Park Place Securities, Inc.
3.050% due 08/25/2034 (a)		621		622
3.000% due 10/25/2034 (a)		965		965
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)		1,042		1,043
3.190% due 09/25/2033 (a)		681		685
3.100% due 02/25/2034 (a)		771		773
Residential Asset Securities Corp.
3.000% due 06/25/2023 (a)		9		9
2.970% due 06/25/2025 (a)		103		103
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)		2,500		2,503
3.190% due 11/17/2009 (a)		2,300		2,307
Specialty Underwriting & Residential Finance
3.180% due 11/25/2034 (a)		1,250		1,253
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		105		105
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		54		54
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)		610		610
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		198		198

Total Asset-Backed Securities (Cost $32,164)				32,202

SOVEREIGN ISSUES 1.5%
Republic of Brazil
3.063% due 04/15/2006 (a)		281		281
3.125% due 04/15/2009 (a)		424		414
8.299% due 06/29/2009 (a)		2,200		2,456
3.125% due 04/15/2012 (a)		176		167
8.000% due 04/15/2014		111		111
Russian Federation
8.750% due 07/24/2005		1,600		1,626

Total Sovereign Issues (Cost $5,122)				5,055

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 8.1%
Republic of Germany
2.000% due 06/17/2005	EC	20,930		27,127

Total Foreign Currency-Denominated Issues (Cost $27,201)				27,127

PURCHASED PUT OPTIONS 0.0%
		# of Contracts
Eurodollar June Futures (CME)
Strike @ 95.750 Exp. 06/13/2005		93		1
Strike @ 95.500 Exp. 06/13/2005		346		2

Total Purchased Put Options (Cost $5)				3

PREFERRED SECURITY 0.2%
		Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		60		642

Total Preferred Security (Cost $632)				642

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		6,700		372

Total Preferred Stock (Cost $335)				372

SHORT-TERM INSTRUMENTS (i) 66.4%
		Principal Amount(000s	)
Certificates of Deposit 4.0%
Citibank, N.A.
2.720% due 05/11/2005		$7,600		7,600
HSBC Bank USA
2.410% due 04/01/2005		5,700		5,700

				13,300

Commercial Paper 54.1%
ASB Bank Ltd.
2.630% due 04/26/2005		2,700		2,695
Barclays U.S. Funding Corp.
2.480% due 04/18/2005		1,800		1,798
2.635% due 04/27/2005		1,400		1,397
2.685% due 05/24/2005		6,100		6,076
2.930% due 06/14/2005		400		397
CDC IXIS Commercial Paper, Inc.
2.560% due 04/22/2005		6,800		6,790
2.740% due 06/03/2005		2,400		2,388
2.870% due 06/13/2005		400		398
Danske Corp.
2.495% due 04/07/2005		1,200		1,199
2.650% due 05/23/2005		400		398
2.700% due 05/31/2005		3,500		3,483
2.725% due 06/06/2005		900		895
Den Norske Bank ASA
2.750% due 06/10/2005		8,400		8,351
2.775% due 06/15/2005		1,000		994
Fannie Mae
2.390% due 04/15/2005		2,100		2,098
2.580% due 04/27/2005		14,800		14,772
2.730% due 05/02/2005		200		200
2.490% due 05/04/2005		2,300		2,294
2.482% due 05/25/2005		500		498
2.485% due 05/25/2005		2,200		2,192
2.627% due 06/01/2005		300		298
2.732% due 06/01/2005		300		298
2.604% due 06/08/2005		1,400		1,392
2.674% due 06/13/2005		5,700		5,665
2.683% due 06/13/2005		1,100		1,093
2.950% due 06/22/2005		500		497
3.030% due 08/03/2005		2,100		2,077
Freddie Mac
2.376% due 04/01/2005		100		100
2.655% due 05/17/2005		8,500		8,471
2.665% due 06/13/2005		8,400		8,349
2.670% due 06/13/2005		300		298
2.683% due 06/15/2005		6,000		5,963
2.687% due 06/15/2005		8,400		8,348
2.710% due 06/17/2005		200		199
2.970% due 06/28/2005		600		596
2.920% due 06/30/2005		300		298
2.890% due 07/12/2005		200		198
2.939% due 08/01/2005		100		99
2.943% due 08/01/2005		200		198
3.000% due 08/08/2005		300		297
General Electric Capital Corp.
2.660% due 04/28/2005		2,000		1,996
2.840% due 06/01/2005		5,300		5,273
2.970% due 06/20/2005		2,500		2,483
HBOS Treasury Services PLC
2.685% due 05/09/2005		600		598
2.695% due 05/10/2005		3,900		3,889
2.870% due 06/07/2005		300		298
Pfizer, Inc.
2.575% due 04/20/2005		1,000		999
2.690% due 05/11/2005		8,400		8,375
Rabobank USA Financial Corp.
2.820% due 04/01/2005		9,100		9,100
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		8,600		8,570
2.950% due 06/16/2005		1,100		1,093
Spintab AB
2.780% due 05/23/2005		6,300		6,275
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		9,100		9,100
UBS Finance, Inc.
2.780% due 04/25/2005		7,200		7,187
2.785% due 04/28/2005		200		200
2.560% due 05/05/2005		1,900		1,895
2.725% due 06/01/2005		500		497
2.810% due 06/15/2005		200		199
Westpac Capital Corp.
2.850% due 06/03/2005		4,500		4,477
2.860% due 06/07/2005		5,200		5,171

				181,722

French Treasury Bills 0.4%
French Treasury Bill
1.010% due 06/16/2005	EC	1,160		1,498

Repurchase Agreement 7.4%
Credit Suisse First Boston
2.500% due 04/01/2005		$14,500		14,500
(Dated 03/31/2005. Collateralized by U.S. Treasury Notes 3.375% due 12/15/2008 valued at $14,789. Repurchase proceeds are $14,501.)
State Street Bank
2.400% due 04/01/2005		10,294		10,294
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $10,504. Repurchase proceeds are $10,295.)

				24,794

U.S. Treasury Bills 0.5%
2.739% due 06/02/2005-06/16/2005 (c)(d)(f)		1,815		1,804

Total Short-Term Instruments (Cost $223,142)				223,118

Total Investments (e) 106.7%				$358,697
(Cost $358,978)
Written Options (h) (0.0%)				(54)
(Premiums $54)
Other Assets and Liabilities (Net) (6.7%)				(22,590)

Net Assets 100.0%				$336,053

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $4,607 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $1,556 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	264	$(246)
Eurodollar September Long Futures	09/2005	976	(1,704)
Eurodollar December Long Futures	12/2005	348	(509)
U.S. Treasury 10-Year Note Long Futures	06/2005	1	0
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6	2

			$(2,457)

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	100	$(5)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	200	20

							$15

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$10	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	1,200	(3)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	200	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	200	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	300	1

						$0

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	88	$13	$13
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	88	41	41
				$54	$54

(i) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	96	05/2005	$0	$(1)	$(1)
Buy		301	06/2005	2	0	2
Buy		1,556	09/2005	0	(2)	(2)
Buy	CP	24,709	05/2005	0	(1)	(1)
Buy		60,602	06/2005	1	0	1
Sell	EC	22,166	04/2005	773	0	773
Sell		1,160	06/2005	0	(5)	(5)
Buy	JY	433,147	04/2005	0	(83)	(83)
Buy	KW	37,400	05/2005	0	0	0
Buy		118,000	06/2005	0	(2)	(2)
Buy	MP	1,122	06/2005	1	0	1
Buy	PN	113	05/2005	0	0	0
Buy		139	06/2005	0	0	0
Buy	PZ	158	05/2005	0	(1)	(1)
Buy		159	06/2005	0	(1)	(1)
Buy	RP	2,584	06/2005	0	0	0
Buy	RR	916	05/2005	0	0	0
Buy		3,048	06/2005	0	(1)	(1)
Buy	S$	55	05/2005	0	0	0
Buy		171	06/2005	0	(2)	(2)
Buy	SV	1,061	05/2005	0	(1)	(1)
Buy		1,338	06/2005	0	(1)	(1)
Buy	T$	1,070	05/2005	0	0	0
Buy		3,321	06/2005	0	(4)	(4)
				$777	$(105)	$672

Schedule of Investments

Money Market Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.7%
Certificates of Deposit 4.6%
Citibank, N.A.
2.675% due 04/29/2005	$800	$800
HSBC Bank USA
2.410% due 04/01/2005	600	600

		1,400

Commercial Paper 79.2%
Bank of America, N.A.
2.550% due 08/08/2005 (a)	300	300
2.800% due 08/08/2005 (a)	500	501
Barclays U.S. Funding Corp.
2.665% due 05/04/2005	400	399
2.685% due 05/24/2005	500	498
Danske Corp.
2.570% due 04/18/2005	500	499
2.650% due 05/23/2005	200	199
2.980% due 06/30/2005	200	198
Den Norske Bank ASA
2.555% due 04/14/2005	500	500
Dexia Delaware LLC
2.680% due 04/18/2005	500	499
2.975% due 06/27/2005	200	199
Fannie Mae
2.422% due 04/13/2005	500	500
2.482% due 05/25/2005	500	498
2.570% due 04/27/2005	1,200	1,198
2.580% due 04/27/2005	2,400	2,395
2.609% due 05/11/2005	400	399
2.960% due 06/29/2005	400	397
3.010% due 08/01/2005	300	297
Federal Home Loan Bank
2.530% due 04/20/2005	1,000	999
2.805% due 05/20/2005	1,900	1,893
Freddie Mac
2.280% due 04/05/2005	800	800
2.390% due 04/12/2005	1,100	1,099
2.622% due 05/10/2005	1,000	997
2.644% due 05/17/2005	500	498
2.669% due 06/15/2005	500	497
2.683% due 06/15/2005	200	199
2.786% due 06/14/2005	500	497
2.970% due 06/28/2005	300	298
General Electric Capital Corp.
2.780% due 05/24/2005	500	498
ING U.S. Funding LLC
2.580% due 05/10/2005	500	499
KFW International Finance, Inc.
2.800% due 07/05/2005	500	496
Rabobank USA Financial Corp.
2.600% due 04/25/2005	500	499
2.950% due 06/21/2005	500	497
Skandinaviska Enskilda Banken AB (SEB)
2.530% due 04/11/2005	500	500
2.970% due 06/22/2005	500	497
Svenska Handelsbanken, Inc.
2.605% due 04/26/2005	500	499
Swedbank, Inc.
2.960% due 06/17/2005	700	696
2.980% due 06/29/2005	500	496
UBS Finance, Inc.
2.740% due 06/06/2005	400	398
3.020% due 07/22/2005	500	495
Westpac Capital Corp.
2.460% due 04/11/2005	500	500
2.950% due 06/17/2005	500	497

		24,320

Repurchase Agreement 8.8%
Credit Suisse First Boston
2.630% due 04/01/2005	2,500	2,500
(Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $2,619. Repurchase proceeds are $2,500.)
State Street Bank
2.400% due 04/01/2005	220	220
(Dated 03/31/2005. Collateralized by Federal Home Loan Bank 3.250% due 05/08/2015 valued at $226. Repurchase proceeds are $220.)

		2,720

U.S. Treasury Bills 8.1%
2.365% due 04/28/2005-07/21/2005 (b)	2,500	2,489

Total Short-Term Instruments (Cost $30,929)		30,929

Total Investments 100.7%		$30,929
(Cost $30,929)
Other Assets and Liabilities (Net) (0.7%)		(217)

Net Assets 100.0%		$30,712

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes

Schedule of Investments

Real Return Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 6.3%
Banking & Finance 5.3%
Ford Motor Credit Co.
3.040% due 07/07/2005 (a)		$3,100	$3,094
3.100% due 07/18/2005 (a)		300	300
6.875% due 02/01/2006		1,500	1,521
3.240% due 11/16/2006 (a)		1,800	1,782
1.000% due 03/21/2007 (a)		10,500	10,525
General Electric Capital Corp.
2.970% due 03/04/2008 (a)		2,800	2,800
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		1,500	1,468
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)		2,800	2,801
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		6,200	6,182
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		500	516
5.010% due 07/03/2008 (a)		2,000	2,063
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		1,000	976
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)		4,600	4,600
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Verizon Wireless Capital LLC
2.415% due 05/23/2005 (a)		2,800	2,800
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		700	701

			42,227

Industrials 1.0%
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		100	101
1.000% due 03/07/2007 (a)		3,500	3,508
Halliburton Co.
4.160% due 10/17/2005 (a)		1,700	1,712
3.450% due 01/26/2007 (a)		2,000	2,000
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	536
8.625% due 02/01/2022		200	228

			8,085

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $50,360)			50,419

MUNICIPAL BONDS & NOTES 0.1%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	480
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	503

Total Municipal Bonds & Notes (Cost $874)			983

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
2.825% due 09/07/2006 (a)		27,600	27,596
2.915% due 09/21/2006 (a)		14,100	14,093
3.000% due 08/25/2034 (a)		2,866	2,864
3.519% due 11/01/2024 (a)		24	25
Small Business Administration
4.504% due 02/01/2014		2,233	2,190
4.880% due 11/01/2024		4,200	4,159

Total U.S. Government Agencies (Cost $50,980)			50,927

U.S. TREASURY OBLIGATIONS 99.4%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		40,887	42,936
3.625% due 01/15/2008		4,508	4,850
3.875% due 01/15/2009		57,613	63,554
4.250% due 01/15/2010		50,634	57,655
0.875% due 04/15/2010		3,136	3,069
3.500% due 01/15/2011		37,777	42,213
3.375% due 01/15/2012		4,318	4,848
3.000% due 07/15/2012		62,155	68,427
1.875% due 07/15/2013		36,100	36,740
2.000% due 01/15/2014		96,686	98,994
2.000% due 07/15/2014		121,923	124,573
1.625% due 01/15/2015		11,344	11,180
2.375% due 01/15/2025		47,180	50,763
3.625% due 04/15/2028		59,920	78,782
3.875% due 04/15/2029		67,630	93,029
3.375% due 04/15/2032		2,160	2,867
U.S. Treasury Note
4.250% due 11/15/2014		8,200	8,033

Total U.S. Treasury Obligations (Cost $780,496)			792,513

MORTGAGE-BACKED SECURITIES 1.3%
Bank of America Mortgage Securities, Inc.
6.500% due 02/25/2033		402	410
Bear Stearns Adjustable Rate Mortgage Trust
4.271% due 01/25/2034 (a)		5,038	5,026
Sequoia Mortgage Trust
2.948% due 10/19/2026 (a)		1,172	1,174
Structured Asset Mortgage Investments, Inc.
1.000% due 04/25/2035 (a)		3,500	3,502

Total Mortgage-Backed Securities (Cost $10,200)			10,112

ASSET-BACKED SECURITIES 1.6%
Ameriquest Mortgage Securities, Inc.
2.940% due 02/25/2033 (a)		181	182
Asset-Backed Securities Corp. Home Equity Loan Trust
3.090% due 01/15/2033 (a)		492	494
Bayview Financial Acquisition Trust
3.300% due 08/28/2034 (a)		2,711	2,720
Bear Stearns Asset-Backed Securities, Inc.
3.100% due 03/25/2043 (a)		689	691
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)		1,580	1,580
GSAMP Trust
2.940% due 03/25/2034 (a)		711	711
Merrill Lynch Mortgage Investors, Inc.
2.630% due 12/25/2034 (a)		23	23
Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		1,000	998
6.410% due 01/01/2006 (a)		1,000	1,000
Renaissance Home Equity Loan Trust
2.910% due 12/25/2032 (a)		671	671
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)		2,797	2,799
Residential Asset Securities Corp.
2.830% due 01/25/2034 (a)		51	52
Truman Capital Mortgage Loan Trust
2.870% due 01/25/2034 (a)		305	305
Wells Fargo Home Equity Trust
2.690% due 09/25/2034 (a)		264	264

Total Asset-Backed Securities (Cost $12,475)			12,490

SOVEREIGN ISSUES 1.8%
Commonwealth of Canada
3.000% due 12/01/2036 (b)		511	512
Republic of Brazil
3.063% due 04/15/2006 (a)		96	96
3.125% due 04/15/2009 (a)		106	103
11.000% due 01/11/2012		1,100	1,248
3.125% due 04/15/2012 (a)		706	667
8.000% due 04/15/2014		4,234	4,218
11.000% due 08/17/2040		200	223
Republic of Colombia
10.000% due 01/23/2012		350	380
Russian Federation
8.250% due 03/31/2010 (a)		1,300	1,403
5.000% due 03/31/2030 (a)		4,500	4,615
United Mexican States
6.375% due 01/16/2013		700	728

Total Sovereign Issues (Cost $14,051)			14,193

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.3%
Kingdom of Spain
5.750% due 07/30/2032	EC	700	1,149
Pylon Ltd.
3.635% due 12/18/2008 (a)		700	935
6.035% due 12/22/2008 (a)		1,100	1,475
Republic of France
3.000% due 07/25/2012 (b)		1,584	2,320
5.750% due 10/25/2032		1,500	2,463
Republic of Germany
6.250% due 01/04/2030		700	1,210
Republic of Italy
2.150% due 09/15/2014 (b)		512	702

Total Foreign Currency-Denominated Issues (Cost $10,148)			10,254

PURCHASED PUT OPTIONS 0.0%
		# of Contracts
Eurodollar June Futures (CME)
Strike @ 94.000 Exp. 06/13/2005		195	1
Treasury Inflation Protected Securities (OTC)
2.000% due 01/15/2014
Strike @ 89.000 Exp. 04/20/2005		73,200	0
2.000% due 07/15/2014
Strike @ 79.000 Exp. 05/25/2005		75,000	0
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 101.000 Exp. 05/20/2005		210	3

Total Purchased Put Options (Cost $41)			4

PREFERRED STOCK 0.0%
		Shares
Fannie Mae
7.000% due 12/31/2049 (a)		9,200	511

Total Preferred Stock (Cost $460)			511

SHORT-TERM INSTRUMENTS 80.2%
	Principal Amount (000s)
Certificates of Deposit 6.4%
Bank of America, N.A.
2.480% due 04/06/2005		$100	100
2.610% due 04/20/2005		300	300
2.720% due 05/16/2005		1,900	1,900
2.910% due 06/08/2005		19,000	19,000
Citibank New York N.A.
2.630% due 04/22/2005		600	600
2.680% due 05/04/2005		300	300
2.900% due 06/10/2005		8,100	8,100
HSBC Bank USA
2.410% due 04/01/2005		100	100
2.750% due 06/27/2005		1,300	1,300
Wells Fargo Bank, N.A.
2.680% due 04/01/2005		17,800	17,800
2.790% due 04/07/2005		1,500	1,500

			51,000

Commercial Paper 48.3%
Anz (Delaware), Inc.
2.710% due 05/31/2005		7,000	6,965
Barclays U.S. Funding Corp.
2.780% due 05/23/2005		20,300	20,218
2.855% due 06/03/2005		2,400	2,388
3.020% due 07/21/2005		600	594
CDC IXIS Commercial Paper, Inc.
2.695% due 05/09/2005		13,900	13,860
2.870% due 06/13/2005		8,700	8,647
Danske Corp.
2.980% due 06/30/2005		21,500	21,337
Fannie Mae
2.470% due 04/06/2005		500	500
2.422% due 04/13/2005		100	100
2.390% due 04/15/2005		6,400	6,394
2.471% due 04/20/2005		300	300
2.508% due 04/20/2005		12,400	12,383
2.580% due 04/27/2005		2,000	1,996
2.635% due 05/11/2005		500	499
2.482% due 05/25/2005		15,900	15,835
2.672% due 05/25/2005		700	697
2.645% due 06/01/2005		1,200	1,194
2.694% due 06/01/2005		10,800	10,746
2.711% due 06/01/2005		800	796
2.732% due 06/01/2005		200	199
2.674% due 06/13/2005		1,200	1,193
2.683% due 06/13/2005		1,400	1,391
2.875% due 06/27/2005		500	496
2.960% due 06/29/2005		21,700	21,537
3.010% due 08/01/2005		400	396
Freddie Mac
2.376% due 04/01/2005		1,800	1,800
2.720% due 05/05/2005		300	299
2.655% due 05/17/2005		300	299
2.670% due 05/27/2005		19,400	19,319
2.790% due 05/31/2005		20,500	20,399
2.815% due 06/07/2005		4,900	4,873
2.665% due 06/13/2005		1,400	1,392
2.669% due 06/15/2005		9,300	9,242
2.710% due 06/17/2005		800	795
2.689% due 06/21/2005		1,800	1,788
2.690% due 06/21/2005		19,200	19,070
2.970% due 06/28/2005		200	199
General Electric Capital Corp.
2.660% due 04/28/2005		1,700	1,697
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,500	5,498
HBOS Treasury Services PLC
2.650% due 04/28/2005		7,000	6,986
KFW International Finance, Inc.
2.535% due 04/14/2005		6,800	6,794
3.140% due 08/22/2005		21,500	21,229
Rabobank USA Financial Corp.
2.820% due 04/01/2005		21,700	21,700
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		3,000	2,989
2.700% due 05/27/2005		19,200	19,119
2.880% due 06/09/2005		900	895
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		21,700	21,700
UBS Finance, Inc.
2.830% due 04/01/2005		1,000	1,000
2.675% due 05/26/2005		10,500	10,457
2.730% due 06/02/2005		500	497
2.745% due 06/10/2005		600	597
2.975% due 07/14/2005		11,300	11,200
Westpac Capital Corp.
2.900% due 06/08/2005		2,000	1,989
Westpac Trust Securities NZ Ltd.
2.870% due 06/08/2005		20,900	20,782

			385,265

Repurchase Agreement 24.0%
Credit Suisse First Boston
2.510% due 04/01/2005		180,700	180,700

(Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $35,962 and U.S. Treasury Bills 2.452% due 04/28/2005 valued at $149,706. Repurchase proceeds are $180,713.)

State Street Bank
2.400% due 04/01/2005		10,951	10,951
(Dated 03/31/2005. Collateralized by Freddie Mac. 1.5000% due 05/08/2015 valued at $11,171. Repurchase proceeds are $10,952.)

			191,651

U.S. Treasury Bills 1.5%
2.661% due 05/05/2005-06/16/2005 (c)(e)		11,885	11,830

Total Short-Term Instruments (Cost $639,807)			639,746

Total Investments (d) 198.4%			$1,582,152
(Cost $1,569,892)
Written Options (g) (0.0%)			(84)
(Premiums $144)
Other Assets and Liabilities (Net) (98.4%)			(784,503)

Net Assets 100.0%			$797,565

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2005 portfolio securities with an aggregate market value of $13,070 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $1,278 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	195	$(350)
Euro-Bund 10-Year Note Long Futures	06/2005	26	26
U.S. Treasury 10-Year Note Long Futures	06/2005	339	50

			$(274)

(f) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	5,000	$23
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	9,400	507
Barclays Bank PLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		2,600	274
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		3,700	227
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		4,000	275
UBS Warburg LLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		8,000	859
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$22,700	322
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		77,700	1,633
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	172
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		4,200	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		4,000	84
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		9,700	137
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		29,000	521

							$5,034

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	98	$15	$3
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	218	41	17
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	316	88	64
				$144	$84

(h) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	300	$285	$285
U.S. Treasury Note	4.250	08/15/2013	4,400	4,340	4,334
U.S. Treasury Note	4.000	02/15/2014	3,000	2,896	2,920
				$7,521	$7,539

(i) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	609	04/2005	$2	$0	$2
Buy	EC	1,913	04/2005	4	0	4
Sell		10,294	04/2005	279	(4)	275
Buy	JY	783,872	04/2005	0	(151)	(151)
Buy	PZ	259	06/2005	0	(1)	(1)
Buy	RR	2,248	06/2005	0	(1)	(1)
Buy	SV	2,344	06/2005	0	(2)	(2)
				$285	$(159)	$126

Schedule of Investments

Short-Term Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 9.6%
Banking & Finance 2.9%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$80	$81
Duke Capital LLC
6.250% due 07/15/2005		100	101
Ford Motor Credit Co.
6.875% due 02/01/2006		300	304
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)		70	70
6.750% due 01/15/2006		30	30
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)		200	200
Household Finance Corp.
6.700% due 11/15/2005		40	41
Nisource Finance Corp.
7.625% due 11/15/2005		100	102
PPL Capital Funding Trust I
7.290% due 05/18/2006		80	83
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		100	100

			1,112

Industrials 4.0%
Caesars Entertainment, Inc.
7.875% due 12/15/2005		150	154
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005		100	102
Constellation Brands, Inc.
8.625% due 08/01/2006		60	63
DaimlerChrysler NA Holding Corp.
3.470% due 05/24/2006 (a)		150	151
3.200% due 03/07/2007 (a)		50	50
Delhaize America, Inc.
7.375% due 04/15/2006		30	31
Enterprise Products Operating LP
4.000% due 10/15/2007		30	29
Georgia-Pacific Corp.
7.500% due 05/15/2006		30	31
Halliburton Co.
4.160% due 10/17/2005 (a)		200	202
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		30	31
HCA, Inc.
6.910% due 06/15/2005		180	182
7.125% due 06/01/2006		50	52
HJ Heinz Co.
6.189% due 12/01/2005 (a)		150	152
La Quinta Inns
7.400% due 09/15/2005		30	30
Lear Corp.
7.960% due 05/15/2005		50	50
Pioneer Natural Resources Co.
8.875% due 04/15/2005		50	50
PP&L Capital Funding, Inc.
7.750% due 04/15/2005		60	60
Smurfit Capital Funding PLC
6.750% due 11/20/2005		30	30
Tyco International Group S.A.
6.375% due 06/15/2005		120	121

			1,571

Utilities 2.7%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		100	101
Dominion Resources, Inc.
3.094% due 05/15/2006 (a)		200	201
Entergy Gulf States, Inc.
3.600% due 06/01/2008		100	97
GPU, Inc.
7.700% due 12/01/2005		50	51
Ohio Edison Co.
4.000% due 05/01/2008		30	29
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		73	73
Progress Energy, Inc.
6.750% due 03/01/2006		100	103
PSI Energy, Inc.
6.500% due 08/01/2005 (a)		100	101
Qwest Corp.
6.625% due 09/15/2005		30	30
SBC Communications, Inc.
4.206% due 06/05/2005		110	110
Southwestern Electric Power
4.500% due 07/01/2005		150	150
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)		25	25

			1,071

Total Corporate Bonds & Notes (Cost $3,767)			3,754

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
2.745% due 05/22/2006 (a)		1,000	999
2.820% due 09/06/2005 (a)		1,300	1,300
2.828% due 09/07/2006 (a)		700	700
2.915% due 09/22/2006 (a)		1,000	1,000
2.970% due 03/25/2034 (a)		181	181
3.000% due 08/25/2034 (a)		87	87
4.003% due 10/01/2031 (a)		44	44
4.500% due 02/25/2008		63	63
5.500% due 11/01/2016		162	165
6.000% due 06/01/2017		47	49
Federal Home Loan Bank
1.625% due 04/15/2005		600	600
2.880% due 06/13/2006 (a)		1,000	1,000
Freddie Mac
5.500% due 08/15/2030		13	13
9.500% due 12/01/2019		74	81
Government National Mortgage Association
3.000% due 02/20/2032 (a)		96	97
6.000% due 03/15/2032		19	20

Total U.S. Government Agencies (Cost $6,400)			6,399

U.S. TREASURY OBLIGATIONS 2.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		156	164
3.625% due 01/15/2008		401	432
U.S. Treasury Notes
1.875% due 12/31/2005		390	386
2.875% due 11/30/2006		50	49

Total U.S. Treasury Obligations (Cost $1,036)			1,031

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Large Loan
3.010% due 11/15/2015 (a)		100	100
Bank of America Mortgage Securities, Inc.
6.513% due 07/25/2032 (a)		7	7
5.579% due 10/20/2032 (a)		10	10
Bear Stearns Adjustable Rate Mortgage Trust
4.747% due 12/25/2033 (a)		27	27
4.284% due 01/25/2034 (a)		25	25
3.130% due 02/25/2034 (a)		31	31
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)		100	100
Commercial Mortgage Pass-Through Certificates
3.010% due 07/15/2015 (a)		100	100
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)		4	4
CS First Boston Mortgage Securities Corp.
1.750% due 03/25/2032 (a)		105	106
5.736% due 05/25/2032 (a)		7	7
Fieldstone Mortgage Investment Corp.
3.070% due 11/25/2033 (a)		79	79
First Republic Mortgage Loan Trust
3.110% due 08/15/2032 (a)		142	142
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)		300	300
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)		47	47
SACO I, Inc.
3.040% due 07/25/2019 (a)		78	77
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)		1,230	12
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)		64	64
1.800% due 04/25/2035 (a)		300	300
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)		20	20
3.140% due 01/25/2033 (a)		7	7
3.350% due 11/25/2033 (a)		4	4
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)		63	63
5.133% due 10/25/2032 (a)		8	8
3.422% due 06/25/2042 (a)		59	59

Total Mortgage-Backed Securities (Cost $1,700)			1,699

ASSET-BACKED SECURITIES 10.1%
Ameriquest Mortgage Securities, Inc.
3.210% due 06/25/2034 (a)		57	58
Argent Securities, Inc.
3.030% due 11/25/2034 (a)		73	73
Bear Stearns Asset-Backed Securities, Inc.
2.990% due 07/25/2022 (a)		54	54
3.180% due 10/25/2032 (a)		6	6
3.050% due 06/15/2043 (a)		35	35
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		22	22
2.920% due 04/15/2008		100	99
CDC Mortgage Capital Trust
3.220% due 08/25/2033 (a)		5	5
Centex Home Equity
2.950% due 03/25/2034 (a)		27	27
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)		13	14
Chase Credit Card Master Trust
2.940% due 01/15/2008 (a)		100	100
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)		7	7
3.180% due 01/25/2033 (a)		55	55
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)		3	3
3.160% due 05/25/2033 (a)		23	23
ContiMortgage Home Equity Loan Trust
3.170% due 04/15/2029 (a)		39	39
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017		19	19
3.040% due 09/25/2021 (a)		83	83
3.040% due 10/25/2021 (a)		57	57
2.800% due 12/25/2022 (a)		261	261
2.960% due 08/25/2023 (a)		39	39
3.000% due 10/25/2023 (a)		90	90
3.000% due 01/25/2024 (a)		80	80
3.090% due 12/25/2031 (a)		12	12
3.220% due 05/25/2032 (a)		5	5
2.940% due 08/25/2035 (a)		300	299
CS First Boston Mortgage Securities Corp.
3.200% due 07/25/2032 (a)		9	9
3.220% due 08/25/2032 (a)		8	8
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)		61	61
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)		9	9
2.820% due 03/25/2034 (a)		17	17
2.980% due 10/25/2034 (a)		78	78
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)		62	62
2.960% due 01/25/2035 (a)		284	284
GSAMP Trust
3.000% due 08/25/2034 (a)		59	59
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		29	29
Home Equity Asset Trust
3.310% due 02/25/2033 (a)		10	10
3.260% due 03/25/2033 (a)		5	5
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)		52	52
2.970% due 07/25/2035 (a)		300	300
Irwin Home Equity Loan Trust
3.120% due 07/25/2032 (a)		20	20
3.000% due 01/25/2034		110	110
Long Beach Mortgage Loan Trust
3.250% due 03/25/2033 (a)		12	12
3.170% due 06/25/2033 (a)		19	20
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)		35	35
2.990% due 04/25/2035 (a)		10	10
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)		23	23
2.990% due 08/25/2034 (a)		49	49
3.000% due 10/25/2034 (a)		78	78
Novastar Home Equity Loan
3.180% due 09/25/2031 (a)		7	7
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)		57	58
3.350% due 12/25/2033 (a)		184	185
3.010% due 11/25/2034 (a)		88	88
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)		82	82
3.000% due 06/25/2024 (a)		47	47
2.990% due 05/25/2026 (a)		74	74
3.180% due 12/25/2033 (a)		27	27
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		26	26
Saxon Asset Securities Trust
3.120% due 01/25/2032 (a)		1	1
3.250% due 12/25/2032 (a)		3	3
3.150% due 06/25/2033 (a)		28	28
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		100	100
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		69	69
2.710% due 04/25/2010 (a)		100	100
3.050% due 06/15/2011 (a)		36	36
Wells Fargo Home Equity Trust
3.020% due 02/25/2018 (a)		82	82

Total Asset-Backed Securities (Cost $3,916)			3,918

SOVEREIGN ISSUES 1.9%
Republic of Brazil
3.063% due 04/15/2006 (a)		70	70
10.000% due 01/16/2007		10	11
3.125% due 04/15/2009 (a)		199	195
8.840% due 06/29/2009 (a)		150	167
3.125% due 04/15/2012 (a)		116	109
Russian Federation
8.750% due 07/24/2005		60	61
10.000% due 06/26/2007		100	110

Total Sovereign Issues (Cost $723)			723

SHORT-TERM INSTRUMENTS (i) 64.5%
Certificates of Deposit 1.3%
Bank of America, N.A.
2.610% due 04/20/2005		500	500

Commercial Paper 60.0%
Anz National International Ltd.
2.830% due 05/31/2005		500	498
2.900% due 06/08/2005		500	497
ASB Bank Ltd.
2.420% due 04/07/2005		400	400
Barclays U.S. Funding Corp.
2.665% due 05/02/2005		800	798
2.665% due 05/04/2005		100	100
2.930% due 06/14/2005		100	99
CBA (de) Finance
2.860% due 06/06/2005		600	597
CDC Commercial Paper, Inc.
2.610% due 04/26/2005		900	898
Danske Corp.
2.495% due 04/07/2005		100	100
2.770% due 04/25/2005		1,000	998
Den Norske Bank ASA
2.860% due 06/07/2005		900	895
2.980% due 07/14/2005		100	99
Dexia Delaware LLC
2.770% due 04/28/2005		1,000	998
2.975% due 06/27/2005		100	99
Fannie Mae
2.627% due 04/01/2005		300	300
2.525% due 04/20/2005		400	399
2.730% due 05/02/2005		100	100
3.063% due 07/20/2005		3,000	2,972
3.030% due 08/03/2005		400	396
ForeningsSparbanken AB
2.980% due 06/29/2005		100	99
Fortis Funding LLC
2.610% due 04/27/2005		900	898
Freddie Mac
2.405% due 04/15/2005		500	500
2.570% due 04/26/2005		300	299
2.815% due 06/07/2005		800	796
2.670% due 06/13/2005		900	895
2.717% due 06/14/2005		100	99
2.710% due 06/17/2005		300	298
2.920% due 06/30/2005		200	198
2.939% due 08/01/2005		100	99
2.943% due 08/01/2005		600	594
General Electric Capital Corp.
2.780% due 05/24/2005		900	896
2.970% due 06/20/2005		200	199
HBOS Treasury Services PLC
2.615% due 04/25/2005		200	200
2.870% due 06/07/2005		100	99
ING U.S. Funding LLC
2.730% due 06/02/2005		100	100
2.960% due 06/21/2005		1,000	993
Nordea North America, Inc.
2.600% due 04/25/2005		900	898
Rabobank USA Financial Corp.
2.720% due 06/01/2005		200	199
2.950% due 06/21/2005		800	795
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		900	897
Spintab AB
2.750% due 06/01/2005		900	895
2.750% due 06/03/2005		100	99
UBS Finance, Inc.
2.780% due 04/25/2005		100	100
2.530% due 05/03/2005		900	898
2.565% due 05/06/2005		100	100

			23,386

French Treasury Bills 1.8%
French Treasury Bill
1.000% due 06/16/2005	EC	540	697

Repurchase Agreement 1.1%
State Street Bank
2.400% due 04/01/2005		$420	420
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $433. Repurchase proceeds are $420.)

U.S. Treasury Bills 0.3%
2.722% due 06/02/2005-06/16/2005 (d)(f)		105	105

Total Short-Term Instruments (Cost $25,113)			25,108

Total Investments (e) 109.5%			$42,632
(Cost $42,655)
Other Assets and Liabilities (Net) (9.5%)			(3,700)

Net Assets 100.0%			$38,932

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $2,190 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $105 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	20	$5
Eurodollar June Long Futures	06/2005	14	(7)
Eurodollar September Long Futures	09/2005	6	(7)
Euribor Written Put Options Strike @ 97.500	09/2005	20	8
U.S. Treasury 10-Year Note Long Futures	06/2005	8	(9)

			$(10)

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$100	$2
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	3,000	1

						$3

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$80	$0

Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	100	0

						$0

(h) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.000	02/15/2011	$200	$208	$208
U.S. Treasury Note	4.250	08/15/2013	610	602	600
				$810	$808

(i) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	28	04/2005	$1	$0	$1
Sell		540	06/2005	0	(2)	(2)
Buy	JY	15,253	04/2005	0	(3)	(3)
				$1	$(5)	$(4)

Schedule of Investments

StocksPLUS Growth and Income Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 10.3%
Banking & Finance 5.1%
American General Finance Corp.
3.092% due 03/23/2007 (a)		$200	$200
Ford Motor Credit Co.
7.600% due 08/01/2005		2,600	2,627
4.000% due 03/21/2007 (a)		1,500	1,504
General Motors Acceptance Corp.
5.250% due 05/16/2005		400	401
3.920% due 10/20/2005 (a)		1,500	1,497
6.750% due 01/15/2006		800	806
Goldman Sachs Group, Inc.
2.650% due 03/30/2007 (a)		400	401
HSBC Finance Corp.
3.130% due 02/28/2007 (a)		2,100	2,100
Nisource Finance Corp.
7.625% due 11/15/2005		500	512
Simsbury CLO Ltd.
3.920% due 09/24/2011 (a)		1,291	1,284
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)		500	500
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		1,100	1,100

			12,932

Industrials 3.7%
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)		400	401
Cox Communications, Inc.
3.550% due 12/14/2007 (a)		200	201
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)		200	201
3.470% due 05/24/2006 (a)		1,100	1,105
Delhaize America, Inc.
7.375% due 04/15/2006		2,200	2,275
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,700	977
Halliburton Co.
3.450% due 01/26/2007 (a)		600	600
HJ Heinz Co.
6.189% due 12/01/2005 (a)		800	812
Tyco International Group S.A.
6.375% due 02/15/2006 - 06/15/2005 (d)		2,600	2,631

			9,203

Utilities 1.5%
British Telecom PLC
7.875% due 12/15/2005		1,000	1,028
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		1,200	1,203
Sprint Capital Corp.
7.125% due 01/30/2006		200	205
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)		1,350	1,350

			3,786

Total Corporate Bonds & Notes (Cost $26,676)			25,921

MUNICIPAL BONDS & NOTES 0.4%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		905	911

Total Municipal Bonds & Notes (Cost $901)			911

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
2.915% due 09/22/2006 (a)		1,100	1,100
4.855% due 12/01/2036 (a)		682	699
5.000% due 12/01/2017 - 09/01/2018 (d)		1,424	1,425
5.116% due 09/01/2034 (a)		722	729
5.149% due 04/01/2033 (a)		446	451
5.500% due 12/01/2099		4,000	4,006
6.000% due 04/01/2016 - 11/01/2033 (d)		343	354
6.500% due 09/01/2005		1	1
8.000% due 05/01/2030 - 09/01/2031 (d)		86	92
Freddie Mac
5.500% due 11/15/2015 - 08/15/2030 (d)		271	269
6.000% due 07/01/2016 - 05/01/2033 (d)		1,697	1,740
6.500% due 10/25/2043		879	908
Government National Mortgage Association
3.375% due 04/20/2024 - 05/20/2028 (a)(d)		2,011	2,042
3.750% due 08/20/2024 (a)		31	31
4.125% due 11/20/2029 (a)		322	327
8.000% due 04/15/2027 - 02/15/2031 (d)		552	596
8.500% due 04/20/2030		7	7

Total U.S. Government Agencies (Cost $14,840)			14,777

U.S. TREASURY OBLIGATIONS 8.3%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		19,475	20,952

Total U.S. Treasury Obligations (Cost $20,235)			20,952

MORTGAGE-BACKED SECURITIES 4.8%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		400	413
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		166	167
5.348% due 02/25/2033 (a)		366	370
4.271% due 01/25/2034 (a)		453	452
4.771% due 01/25/2034 (a)		932	929
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		804	812
CS First Boston Mortgage Securities Corp.
2.626% due 03/25/2032 (a)		1,015	1,019
2.900% due 03/25/2032 (a)		434	432
5.729% due 05/25/2032 (a)		230	232
5.195% due 06/25/2032 (a)		79	79
6.246% due 06/25/2032 (a)		95	96
DLJ Mortgage Acceptance Corp.
3.350% due 06/25/2026 (a)		42	42
GSR Mortgage Loan Trust
3.200% due 01/25/2034 (a)		177	177
Impac CMB Trust
3.230% due 10/25/2033 (a)		113	113
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)		1,297	1,295
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)		209	206
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		163	165
Prime Mortgage Trust
3.250% due 02/25/2019 (a)		95	95
3.250% due 02/25/2034 (a)		278	278
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)		12	12
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		418	429
Salomon Brothers Mortgage Securities VII, Inc.
4.528% due 12/25/2030 (a)		433	435
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		533	534
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		85	85
5.396% due 02/25/2033 (a)		851	855
3.433% due 02/27/2034 (a)		695	692
3.286% due 08/25/2042 (a)		1,689	1,718

Total Mortgage-Backed Securities (Cost $12,172)			12,132

ASSET-BACKED SECURITIES 2.0%
Amortizing Residential Collateral Trust
3.170% due 07/25/2032 (a)		54	54
Argent Securities, Inc.
2.960% due 05/25/2034 (a)		680	681
Chase Funding Mortgage Loan Asset-Backed Certificates
2.960% due 09/25/2021 (a)		188	188
3.220% due 10/25/2032 (a)		230	232
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)		352	352
2.990% due 05/25/2023 (a)		1,197	1,198
3.110% due 05/25/2032 (a)		109	109
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		173	175
3.180% due 05/25/2043 (a)		155	155
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.980% due 10/25/2034 (a)		466	466
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		296	297
Impac CMB Trust
3.100% due 04/25/2034 (a)		647	649
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		121	121
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		135	135
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		206	206
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		49	50

Total Asset-Backed Securities (Cost $5,062)			5,068

SOVEREIGN ISSUES 1.9%
Republic of Brazil
3.063% due 04/15/2006 (a)		624	624
3.125% due 04/15/2009 (a)		1,059	1,036
3.125% due 04/15/2009 (a)		106	104
3.125% due 04/15/2012 (a)		176	167
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		1,700	1,728
United Mexican States
3.330% due 01/13/2009 (a)		900	911

Total Sovereign Issues (Cost $4,645)			4,681

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 7.1%
Republic of Germany
2.000% due 06/17/2005	EC	13,700	17,756

Total Foreign Currency-Denominated Issues (Cost $17,757)			17,756

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		160	1
Strike @ 94.500 Exp. 06/13/2005		110	1
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		30	0
Strike @ 93.250 Exp. 09/19/2005		259	3
S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		300	0

Total Purchased Put Options (Cost $14)			5

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		173	1,851

Total Preferred Security (Cost $1,823)			1,851

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		6,300	350

Total Preferred Stock (Cost $315)			350

SHORT-TERM INSTRUMENTS (j) 59.7%
	Principal Amount (000s)
Certificates of Deposit 2.6%
Bank of America, N.A.
2.610% due 04/20/2005		$6,500	6,500

Commercial Paper 48.8%
Anz National International Ltd.
2.720% due 05/23/2005		7,200	7,172
ASB Bank Ltd.
2.630% due 04/26/2005		7,100	7,087
Barclays U.S. Funding Corp.
2.480% due 04/18/2005		3,300	3,296
2.605% due 04/25/2005		2,100	2,096
2.635% due 04/27/2005		800	798
2.665% due 05/02/2005		100	100
2.770% due 05/09/2005		1,600	1,595
CBA (de) Finance
2.675% due 05/09/2005		800	798
CDC IXIS Commercial Paper, Inc.
2.775% due 06/08/2005		1,200	1,193
2.890% due 06/21/2005		2,900	2,880
2.940% due 07/08/2005		3,900	3,868
Danske Corp.
2.650% due 05/23/2005		100	100
Delphi Corp.
2.090% due 04/11/2005		1,200	1,200
Den Norske Bank ASA
2.700% due 05/31/2005		3,700	3,682
2.860% due 06/07/2005		1,900	1,889
Dexia Delaware LLC
2.710% due 05/16/2005		1,700	1,694
Fannie Mae
2.490% due 05/04/2005		1,800	1,796
2.681% due 05/25/2005		1,700	1,693
2.627% due 06/01/2005		1,800	1,791
2.711% due 06/01/2005		7,300	7,263
2.533% due 06/08/2005		200	199
2.664% due 06/13/2005		4,600	4,572
2.674% due 06/13/2005		7,200	7,156
2.675% due 06/13/2005		1,200	1,193
Freddie Mac
2.720% due 05/04/2005		4,400	4,389
2.815% due 06/07/2005		2,900	2,884
2.717% due 06/14/2005		500	497
2.680% due 06/15/2005		2,100	2,087
2.687% due 06/15/2005		6,600	6,559
2.939% due 08/01/2005		100	99
3.000% due 08/08/2005		5,200	5,142
General Electric Capital Corp.
2.780% due 05/24/2005		800	797
2.840% due 06/01/2005		7,000	6,965
HBOS Treasury Services PLC
2.830% due 05/31/2005		2,200	2,189
2.870% due 06/07/2005		100	99
Nordea North America, Inc.
2.680% due 05/09/2005		3,800	3,789
2.775% due 06/16/2005		4,100	4,074
Rabobank USA Financial Corp.
2.950% due 06/21/2005		5,300	5,264
Skandinaviska Enskilda Banken AB (SEB)
2.700% due 05/27/2005		1,600	1,593
2.880% due 06/09/2005		700	696
2.850% due 06/24/2005		5,600	5,561
UBS Finance, Inc.
2.780% due 04/25/2005		2,200	2,196
2.670% due 05/25/2005		2,100	2,092
2.675% due 05/26/2005		100	100
2.730% due 06/02/2005		100	99
3.020% due 07/22/2005		700	693

			122,975

French Treasury Bills 1.4%
0.010% due 08/04/2005	EC	2,700	3,475

Repurchase Agreement 2.8%
State Street Bank
2.400% due 04/01/2005		$7,232	7,232
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $7,379. Repurchase proceeds are $7,232.)

U.S. Treasury Bills 4.1%
2.716% due 05/05/2005-06/16/2005 (d)(f)		10,375	10,319

Total Short-Term Instruments (Cost $150,530)			150,501

Total Investments 101.2%			$254,905
(Cost $254,970)
Written Options (e) (0.0%)			(27)
(Premiums $87)
Other Assets and Liabilities (Net) (1.2%)			(2,926)

Net Assets 100.0%			$251,952

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $4,719 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $21,753 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	22	$(29)
Eurodollar September Long Futures	09/2005	146	(260)
Eurodollar December Long Futures	12/2005	174	(340)
Euribor Purchased Put Options Strike @ 93.250	12/2005	56	(1)
Euribor Purchased Put Options Strike @ 94.250	12/2005	132	(2)
Euribor Purchased Put Options Strike @ 94.500	06/2005	90	(1)
Euribor Purchased Put Options Strike @ 96.250	12/2005	192	(3)
Euribor Purchased Put Options Strike @ 96.380	12/2005	113	(2)
Euribor Purchased Put Options Strike @ 97.000	06/2005	62	(1)
Euribor Purchased Put Options Strike @ 97.375	06/2005	50	(1)
Euribor Written Put Options Strike @ 97.375	12/2005	105	(4)
Euribor Written Put Options Strike @ 97.750	06/2005	590	214
Government of Japan 10-Year Note Long Futures	06/2005	3	52
S&P 500 Index June Long Futures	06/2005	802	(5,204)
U.S. Treasury 10-Year Note Long Futures	06/2005	183	(157)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.500	06/2005	234	(2)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	234	79

			$(5,662)

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(68)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		260,000	(116)

							$(184)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$3,000	$(14)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	1,800	5
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	700	2
						$(7)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.040%	04/29/2005	3,581	$(128)
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	4,809	(68)

					$(196)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	88	$47	$1
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	60	19	14
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	60	21	12
				$87	$27

(i) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$5,000	$4,747	$4,776
U.S. Treasury Note	4.250	11/15/2013	4,400	4,333	4,384
U.S. Treasury Note	4.000	02/15/2014	18,800	18,149	18,269
				$27,229	$27,429

(j) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	900	09/2005	$0	$(2)	$(2)
Buy	EC	2,700	04/2005	22	0	22
Sell		17,459	04/2005	597	(13)	584
Sell		2,700	07/2005	0	(2)	(2)
Buy	JY	396,332	04/2005	0	(76)	(76)
				$619	$(93)	$526

Schedule of Investments

Total Return Portfolio

March 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.1%
Banking & Finance 2.1%
American General Finance Corp.
3.092% due 03/23/2007 (a)		$1,600	$1,600
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)		5,200	5,194
7.600% due 08/01/2005		2,400	2,425
3.750% due 11/16/2006 (a)		4,600	4,555
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)		900	898
3.580% due 04/13/2006 (a)		19,900	19,544
3.695% due 05/18/2006 (a)		2,600	2,545
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		1,600	1,650
6.060% due 07/03/2008 (a)		400	338
Premium Asset Trust
3.334% due 09/08/2007 (a)		100	95
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	616
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		8,100	7,909
UFJ Finance Aruba AEC
6.750% due 07/15/2013		2,300	2,480
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		500	501

			50,350

Industrials 1.4%
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)		5,000	5,017
3.470% due 05/24/2006 (a)		6,050	6,077
El Paso Corp.
6.750% due 05/15/2009		6,000	5,880
7.875% due 06/15/2012		6,600	6,600
7.800% due 08/01/2031		1,500	1,417
ITT Corp.
6.750% due 11/15/2005		250	253
Pemex Project Funding Master Trust
8.000% due 11/15/2011		100	111
8.625% due 02/01/2022		1,200	1,367
United Airlines, Inc.
8.030% due 07/01/2011 (b)		465	110
6.071% due 03/01/2013 (b)		6,689	6,221
2.020% due 03/02/2049 (a)(b)		1,406	1,299

			34,352

Utilities 0.6%
Entergy Gulf States, Inc.
6.000% due 12/01/2012		6,500	6,637
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		9,250	9,276

			15,913

Total Corporate Bonds & Notes (Cost $98,959)			100,615

MUNICIPAL BONDS & NOTES 1.7%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,742
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,900	2,978
California State University Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2034		5,000	5,155
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
7.450% due 01/01/2035 (a)		5,000	5,270
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2017		5,465	5,854
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019		4,870	4,892
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		5,450	5,728
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,530	1,523
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
7.670% due 06/15/2023 (a)		850	937
New York, New York General Obligation Bonds, Series 2005
7.370% due 03/01/2030 (a)		750	785
South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029		3,150	3,236
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033		1,200	1,227

Total Municipal Bonds & Notes (Cost $40,332)			41,327

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
2.915% due 09/22/2006 (a)		10,300	10,295
3.200% due 03/25/2044 (a)		13,393	13,402
3.287% due 09/01/2040 (a)		163	167
4.202% due 10/01/2032 (a)		2,401	2,454
4.247% due 11/01/2025 (a)		3	3
4.253% due 09/01/2039 (a)		229	240
4.321% due 11/01/2035 (a)		467	478
4.855% due 12/01/2036 (a)		4,129	4,228
5.000% due 01/01/2018 - 05/12/2035 (d)		240,881	237,439
5.116% due 09/01/2034 (a)		4,417	4,460
5.500% due 04/01/2014 - 04/13/2035 (d)		662,410	663,844
6.000% due 04/01/2016 - 05/01/2033 (d)		13,426	13,877
6.500% due 06/01/2029 - 11/01/2034 (d)		591	616
7.000% due 04/25/2023		4,897	5,117
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		2,000	1,853
Federal Housing Administration
7.430% due 01/25/2023		275	278
Freddie Mac
3.260% due 11/15/2030 (a)		71	72
3.310% due 09/15/2030 (a)		63	63
3.711% due 07/01/2027 (a)		6	6
4.319% due 01/01/2028 (a)		6	6
5.000% due 10/01/2018 - 11/01/2018 (d)		5,332	5,343
6.000% due 07/01/2016 - 04/01/2033 (d)		7,401	7,599
6.250% due 08/25/2022		287	287
6.500% due 04/15/2029		606	630
7.000% due 06/15/2023		3,270	3,415
7.500% due 07/15/2030		85	88
7.652% due 07/01/2030 (a)		4	4
8.500% due 08/01/2024		30	33
Government National Mortgage Association
2.750% due 02/20/2032 (a)		2,440	2,450
3.250% due 06/20/2030 (a)		5	5
3.350% due 09/20/2030 (a)		59	60
3.375% due 04/20/2026 - 05/20/2030 (a)(d)		256	259
3.500% due 07/20/2030 (a)		34	35
4.125% due 10/20/2029 - 11/20/2029 (a)(d)		717	728
7.500% due 11/20/2029		382	405
Small Business Administration
5.130% due 09/01/2023		92	93
6.030% due 02/10/2012		11,445	11,851
6.290% due 01/01/2021		275	290
6.344% due 08/01/2011		1,733	1,809
7.449% due 08/01/2010		40	43
7.500% due 04/01/2017		1,912	2,032
8.017% due 02/10/2010		234	252

Total U.S. Government Agencies (Cost $997,810)			996,609

U.S. TREASURY OBLIGATIONS 6.9%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)		481	506
3.875% due 01/15/2009		28,138	31,039
4.250% due 01/15/2010		11,334	12,905
0.875% due 04/15/2010		34,726	33,980
3.500% due 01/15/2011		17,092	19,098
3.375% due 01/15/2012		644	723
3.000% due 07/15/2012		13,575	14,945
1.875% due 07/15/2013		1,246	1,268
2.000% due 07/15/2014		31,360	32,042
1.625% due 01/15/2015		3,496	3,437
2.375% due 01/15/2025		10,622	11,429
3.625% due 04/15/2028		2,122	2,790
U.S. Treasury Bond
5.250% due 11/15/2028		4,800	5,050

Total U.S. Treasury Obligations (Cost $168,497)			169,212

MORTGAGE-BACKED SECURITIES 2.5%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		2,960	3,056
5.577% due 10/20/2032 (a)		518	522
6.500% due 09/25/2033		1,096	1,118
Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2030 (a)		19	19
5.273% due 10/25/2032 (a)		141	141
5.348% due 01/25/2033 (a)		1,004	1,014
5.639% due 01/25/2033 (a)		474	473
5.099% due 03/25/2033 (a)		2,295	2,298
4.883% due 01/25/2034 (a)		6,499	6,492
Countrywide Home Loans, Inc.
2.920% due 05/25/2034 (a)		4,680	4,645
CS First Boston Mortgage Securities Corp.
6.081% due 04/25/2032 (a)		50	51
6.243% due 06/25/2032 (a)		796	800
5.675% due 10/25/2032 (a)		394	394
First Nationwide Trust
6.750% due 08/21/2031		168	171
GSAMP Trust
3.040% due 10/25/2033 (a)		6,920	6,922
Indymac Adjustable Rate Mortgage Trust
6.690% due 01/25/2032 (a)		22	23
Prime Mortgage Trust
3.250% due 02/25/2019 (a)		569	570
3.250% due 02/25/2034 (a)		2,314	2,319
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		2,733	2,809
SACO I, Inc.
3.040% due 07/25/2019 (a)		11,346	11,206
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)		899	895
Structured Asset Securities Corp.
7.000% due 02/25/2016		4	4
3.300% due 06/25/2017 (a)		678	679
6.126% due 02/25/2032 (a)		58	59
6.150% due 07/25/2032 (a)		191	192
3.140% due 01/25/2033 (a)		120	121
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		107	107
Torrens Trust
3.070% due 07/15/2031 (a)		622	622
Washington Mutual Mortgage Securities Corp.
5.133% due 10/25/2032 (a)		772	781
3.286% due 08/25/2042 (a)		13,276	13,500

Total Mortgage-Backed Securities (Cost $62,094)			62,003

ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp.
2.990% due 06/25/2032 (a)		28	28
Ameriquest Mortgage Securities, Inc.
3.020% due 11/25/2034 (a)		4,624	4,624
Amortizing Residential Collateral Trust
3.120% due 06/25/2032 (a)		973	974
3.170% due 07/25/2032 (a)		388	389
Argent Securities, Inc.
3.030% due 11/25/2034 (a)		5,369	5,373
CDC Mortgage Capital Trust
3.140% due 01/25/2033 (a)		215	215
Centex Home Equity
2.950% due 03/25/2034 (a)		2,839	2,840
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		1,861	1,862
Conseco Finance Corp.
3.180% due 12/15/2029 (a)		196	196
Countrywide Asset-Backed Certificates
2.800% due 12/25/2022 (a)		10,382	10,391
2.960% due 08/25/2023 (a)		1,021	1,022
Credit-Based Asset Servicing & Securitization LLC
2.980% due 09/25/2021 (a)		6,733	6,737
2.900% due 09/25/2033 (a)		2,726	2,728
EMC Mortgage Loan Trust
3.220% due 05/25/2040 (a)		1,372	1,377
Equity One ABS, Inc.
2.960% due 07/25/2034 (a)		8,282	8,287
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)		3,805	3,805
GRMT II LLC
3.100% due 06/20/2032 (a)		35	35
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		4,555	4,562
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)		6,678	6,683
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		298	299
Impac CMB Trust
3.100% due 04/25/2034 (a)		4,856	4,863
Irwin Home Equity Loan Trust
3.225% due 06/25/2021 (a)		7	7
3.140% due 06/25/2029 (a)		62	62
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)		3,282	3,285
3.250% due 03/25/2033 (a)		828	829
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		146	147
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)		3,757	3,756
Park Place Securities, Inc.
3.050% due 10/25/2034 (a)		5,487	5,491
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)		23,100	23,125
3.190% due 11/17/2009 (a)		21,465	21,531
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		7,300	7,297
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		1,716	1,717

Total Asset-Backed Securities (Cost $134,493)			134,537

SOVEREIGN ISSUES 3.3%
Republic of Brazil
3.063% due 04/15/2006 (a)		1,296	1,296
11.250% due 07/26/2007		200	224
11.500% due 03/12/2008		2,300	2,603
3.125% due 04/15/2009 (a)		582	570
8.840% due 06/29/2009 (a)		100	112
11.000% due 01/11/2012		2,840	3,224
3.125% due 04/15/2012 (a)		10,324	9,752
3.125% due 04/15/2012 (a)		265	250
8.000% due 04/15/2014		3,342	3,330
10.500% due 07/14/2014		2,100	2,315
11.000% due 08/17/2040		2,100	2,340
Republic of Panama
9.625% due 02/08/2011		800	908
9.375% due 01/16/2023		330	371
8.875% due 09/30/2027		5,200	5,616
Republic of Peru
9.125% due 02/21/2012		1,400	1,582
9.875% due 02/06/2015		5,100	5,916
Republic of South Africa
9.125% due 05/19/2009		500	571
Russian Federation
5.000% due 03/31/2030 (a)		19,000	19,485
United Mexican States
9.875% due 02/01/2010		100	119
8.375% due 01/14/2011		300	342
6.375% due 01/16/2013		930	967
11.375% due 09/15/2016		900	1,287
8.125% due 12/30/2019		4,200	4,824
8.300% due 08/15/2031		10,300	11,819

Total Sovereign Issues (Cost $76,389)			79,823

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 2.0%
Commonwealth of Canada
5.750% due 06/01/2033	C$	2,200	2,110
3.000% due 12/01/2036 (c)		1,125	1,126
Kingdom of Spain
5.750% due 07/30/2032	EC	3,000	4,924
4.200% due 01/31/2037		2,000	2,622
Republic of France
5.750% due 10/25/2032		8,200	13,462
4.750% due 04/25/2035		6,400	9,180
4.000% due 04/25/2055		1,700	2,145
Republic of Germany
5.625% due 01/04/2028		2,200	3,505
5.500% due 01/04/2031		2,800	4,433
4.750% due 07/04/2034		3,800	5,458

Total Foreign Currency-Denominated Issues (Cost $49,486)			48,965

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		764	5
Eurodollar June Futures (CME)
Strike @ 96.000 Exp. 06/13/2005		650	4
Strike @ 95.875 Exp. 06/13/2005		682	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		386	5
Strike @ 94.500 Exp. 09/19/2005		1,252	8

Total Purchased Put Options (Cost $37)			22

PREFERRED SECURITY 0.6%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		1,239	13,257

Total Preferred Security (Cost $13,055)			13,257

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		54,100	3,006

Total Preferred Stock (Cost $2,705)			3,006

SHORT-TERM INSTRUMENTS 85.9%
	Principal Amount (000s)
Certificates of Deposit 5.6%
Bank of America, N.A.
2.720% due 05/16/2005		$1,900	1,900
2.910% due 06/08/2005		12,500	12,500
Citibank New York N.A.
2.680% due 05/04/2005		100	100
2.900% due 06/10/2005		12,000	12,000
HSBC Bank USA
2.410% due 04/01/2005		47,800	47,800
Wells Fargo Bank, N.A.
2.680% due 04/01/2005		14,200	14,200
2.790% due 04/07/2005		47,400	47,400

			135,900

Commercial Paper 34.3%
Anz (Delaware), Inc.
2.710% due 05/31/2005		24,300	24,180
Fannie Mae
2.390% due 04/15/2005		24,100	24,078
2.508% due 04/20/2005		46,400	46,337
2.580% due 04/27/2005		47,300	47,212
2.645% due 06/01/2005		900	895
2.694% due 06/01/2005		67,600	67,261
2.640% due 06/02/2005		300	298
2.875% due 06/27/2005		61,500	61,050
2.960% due 06/29/2005		600	595
Ford Motor Credit Co.
2.520% due 04/07/2005		12,300	12,295
3.400% due 08/26/2005		1,400	1,382
Freddie Mac
2.376% due 04/01/2005		68,000	68,000
2.815% due 06/07/2005		30,900	30,729
2.970% due 06/28/2005		15,600	15,484
General Electric Capital Corp.
2.900% due 06/08/2005		67,700	67,319
HBOS Treasury Services PLC
2.650% due 04/28/2005		17,900	17,864
Rabobank USA Financial Corp.
2.820% due 04/01/2005		68,000	68,000
Skandinaviska Enskilda Banken AB (SEB)
2.880% due 06/09/2005		67,800	67,412
2.970% due 06/21/2005		6,800	6,754
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		68,000	68,000
UBS Finance, Inc.
2.830% due 04/01/2005		500	500
2.775% due 04/25/2005		6,700	6,688
2.975% due 07/14/2005		67,700	67,100
Westpac Capital Corp.
2.870% due 06/08/2005		67,100	66,736

			836,169

French Treasury Bills 9.3%
1.000% due 07/07/2005	EC	176,740	228,130
Repurchase Agreement 23.6%
State Street Bank
2.400% due 04/01/2005		$5,580	5,580
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $5,693. Repurchase proceeds are $5,580.)
UBS Warburg LLC
2.400% due 04/01/2005		35,000	35,000
(Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2006-05/15/2009 valued at $35,699. Repurchase proceeds are $35,002.)
2.510% due 04/01/2005		535,100	535,100

(Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $225,649 and U.S. Treasury Bills 2.833%-2.980% due 07/07/2005-09/15/2005 valued at $352,788. Repurchase proceeds are $535,137.)

			575,680

U.S. Treasury Bills 13.1%
2.714% due 04/15/2005-06/16/2005 (d)(f)(g)		321,290	320,850

Total Short-Term Instruments (Cost $2,095,803)			2,096,729

Total Investments (e) 153.5%			$3,746,105
(Cost $3,739,660)
Written Options (i) (0.0%)			(1,169)
(Premiums $1,578)
Other Assets and Liabilities (Net) (53.5%)			(1,305,173)

Net Assets 100.0%			$2,439,763

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $37,190 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $1,741 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(g) Securities with an aggregate market value of $17,699 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	370	$(422)
Eurodollar September Long Futures	09/2005	4,452	(8,575)
Eurodollar December Long Futures	12/2005	1,150	(1,620)
Euribor Written Put Options Strike @ 97.750	06/2005	328	94
Euro-Bobl 5-Year Note Short Futures	06/2005	300	(240)
Government of Japan 10-Year Note Long Futures	06/2005	25	375
U.S. Treasury 10-Year Note Long Futures	06/2005	3,900	(3,653)
U.S. Treasury 30-Year Bond Long Futures	06/2005	269	(49)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	136	57

			$(14,033)

(h) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP- LIBOR	Pay	5.000%	06/16/2011	BP	1,800	$(19)
J.P. Morgan Chase & Co.	6-month BP- LIBOR	Receive	5.000%	03/15/2032		700	(12)
UBS Warburg LLC	6-month BP- LIBOR	Receive	5.000%	03/15/2032		1,100	(28)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	2,300	(1)
J.P. Morgan Chase & Co.	6-month EC- LIBOR	Pay	6.000%	03/15/2032	EC	1,300	135
J.P. Morgan Chase & Co.	6-month EC- LIBOR	Pay	6.000%	06/18/2034		5,500	579
Merrill Lynch & Co., Inc.	6-month EC- LIBOR	Pay	6.000%	06/18/2034		2,800	205
UBS Warburg LLC	6-month EC- LIBOR	Pay	6.000%	03/15/2032		1,800	176
Goldman Sachs & Co.	6-month JY- LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(139)
Goldman Sachs & Co.	6-month JY- LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Morgan Stanley Dean Witter & Co.	6-month JY- LIBOR	Receive	2.000%	06/15/2012		1,050,000	(471)
UBS Warburg LLC	6-month JY- LIBOR	Receive	2.000%	06/15/2012		1,625,000	(838)
Goldman Sachs & Co.	3-month USD- LIBOR	Receive	5.000%	06/15/2015		$11,200	277
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		42,000	1,087
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		11,200	234

							$1,117

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005		$300	$1
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005		900	3
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005		800	3
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005		300	2
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005		3,300	10

							$19

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	21	$13	$1
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	331	271	41
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	262	100	4
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	614	164	19
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	50	14	4
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	826	348	297
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	415	393	499
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	748	275	304
				$1,578	$1,169

(j) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$11,300	$11,515	$11,592

(k) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	BR	636	04/2005	$9	$0	$9
Buy		1,328	05/2005	0	(12)	(12)
Buy		1,503	06/2005	12	0	12
Buy		11,393	09/2005	3	(13)	(10)
Sell	C$	3,898	04/2005	13	0	13
Buy	CP	308,864	05/2005	0	(15)	(15)
Buy		303,010	06/2005	4	0	4
Buy		68,235	08/2005	0	(1)	(1)
Buy	EC	180,983	04/2005	900	0	900
Sell		52,576	04/2005	1,707	(2)	1,705
Sell		176,740	06/2005	0	(925)	(925)
Buy	H$	3,427	04/2005	0	(2)	(2)
Buy	JY	3,560,368	04/2005	0	(686)	(686)
Buy	KW	510,840	04/2005	8	0	8
Buy		520,100	05/2005	5	0	5
Buy		590,000	06/2005	0	(9)	(9)
Buy	MP	4,768	05/2005	0	(2)	(2)
Buy		5,606	06/2005	3	0	3
Buy	PN	1,531	05/2005	1	0	1
Buy		1,740	06/2005	0	0	0
Buy	PZ	1,380	05/2005	0	(10)	(10)
Buy		1,385	06/2005	0	(7)	(7)
Buy	RP	33,984	06/2005	0	(6)	(6)
Buy	RR	12,666	04/2005	4	0	4
Buy		12,733	05/2005	0	0	0
Buy		15,239	06/2005	0	(7)	(7)
Buy	S$	743	04/2005	0	(6)	(6)
Buy		760	05/2005	0	(3)	(3)
Buy		853	06/2005	0	(9)	(9)
Buy	SV	14,490	05/2005	0	(13)	(13)
Buy		16,715	06/2005	0	(11)	(11)
Buy	T$	14,800	05/2005	0	0	0
Buy		16,605	06/2005	0	(21)	(21)
				$2,669	$(1,760)	$909

Schedule of Investments

Total Return Portfolio II

March 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.7%
Banking & Finance 4.4%
American General Finance Corp.
3.092% due 03/23/2007 (a)	$100	$100
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)	100	100
Ford Motor Credit Co.
3.040% due 07/07/2005 (a)	195	195
3.100% due 07/18/2005 (a)	100	100
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	130	130
3.920% due 10/20/2005 (a)	100	100
Goldman Sachs Group, Inc.
2.890% due 08/01/2006 (a)	100	100
Morgan Stanley Dean Witter & Co.
2.795% due 01/18/2008 (a)	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100	118
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	30	30

		1,073

Industrials 0.8%
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	100	100
3.470% due 05/24/2006 (a)	50	50
El Paso Corp.
6.750% due 05/15/2009	50	49

		199

Utilities 0.5%
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	100	100

		120

Total Corporate Bonds & Notes (Cost $1,373)		1,392

MUNICIPAL BONDS & NOTES 1.7%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	70	70
6.750% due 06/01/2039	100	105
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031	200	206
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
7.830% due 06/15/2023 (a)	25	28
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	21

Total Municipal Bonds & Notes (Cost $420)		430

U.S. GOVERNMENT AGENCIES 56.1%
Fannie Mae
2.925% due 09/22/2006 (a)	100	100
2.970% due 03/25/2034 (a)	82	82
3.500% due 03/25/2009	117	117
4.855% due 12/01/2036 (a)	45	47
5.000% due 06/01/2018 - 03/01/2034 (c)	9,231	9,217
5.116% due 09/01/2034 (a)	47	47
5.500% due 10/01/2017 - 04/13/2035 (c)	3,725	3,732
6.000% due 07/01/2016 - 07/25/2024 (c)	169	175
Freddie Mac
3.030% due 10/25/2029 (a)	107	107
3.724% due 07/01/2027 (a)	6	6
4.319% due 01/01/2028 (a)	6	6
5.000% due 10/01/2018	79	79
5.500% due 08/15/2030	12	12
6.000% due 09/01/2016	16	16
Government National Mortgage Association
3.350% due 09/20/2030 (a)	6	6
3.375% due 02/20/2027 - 05/20/2030 (a)(c)	37	37

Total U.S. Government Agencies (Cost $13,875)		13,786

U.S. TREASURY OBLIGATIONS 9.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (e)	120	126
0.875% due 04/15/2010	201	197
2.000% due 07/15/2014	202	207
1.625% due 01/15/2015	100	98
2.375% due 01/15/2025	314	337
U.S. Treasury Bond
6.000% due 02/15/2026	1,100	1,259

Total U.S. Treasury Obligations (Cost $2,277)		2,224

MORTGAGE-BACKED SECURITIES 3.3%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	40	41
6.500% due 02/25/2033	9	9
Bear Stearns Adjustable Rate Mortgage Trust
5.095% due 03/25/2033 (a)	25	25
4.736% due 12/25/2033 (a)	55	55
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	99	99
CS First Boston Mortgage Securities Corp.
5.090% due 06/25/2032 (a)	11	11
6.259% due 06/25/2032 (a)	6	6
3.150% due 08/25/2033 (a)	12	12
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9	9
Impac CMB Trust
3.250% due 07/25/2033 (a)	58	58
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	132	132
MASTR Asset Securitization Trust
5.500% due 09/25/2033	54	54
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	76	79
Prime Mortgage Trust
3.250% due 02/25/2034 (a)	46	46
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	6	6
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	1	2
Washington Mutual Mortgage Securities Corp.
3.433% due 02/27/2034 (a)	28	28
3.172% due 08/25/2042 (a)	135	138

Total Mortgage-Backed Securities (Cost $809)		810

ASSET-BACKED SECURITIES 4.9%
Accredited Mortgage Loan Trust
3.000% due 01/25/2035 (a)	86	86
Amortizing Residential Collateral Trust
3.120% due 06/25/2032 (a)	7	7
Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)	70	70
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	22	22
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	5	5
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	44	44
3.040% due 10/25/2021 (a)	57	57
3.000% due 12/25/2034 (a)	65	65
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	10	10
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)	10	10
Fleet Credit Card Master Trust II
2.950% due 05/15/2008	100	100
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	62	62
2.960% due 01/25/2035 (a)	95	95
GSAMP Trust
3.020% due 06/20/2033 (a)	19	19
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	29	29
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)	52	52
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	2	2
Impac CMB Trust
3.100% due 01/25/2034 (a)	65	65
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	1	1
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	55	55
Park Place Securities, Inc.
3.050% due 08/25/2034 (a)	52	52
3.010% due 02/25/2035 (a)	88	88
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	149	149
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)	10	10
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	44	44

Total Asset-Backed Securities (Cost $1,199)		1,199

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 96.250 Exp. 06/13/2005	5	0
Strike @ 96.000 Exp. 06/13/2005	7	0
Strike @ 95.875 Exp. 06/13/2005	8	0
Strike @ 95.000 Exp. 06/13/2005	9	0
Strike @ 91.000 Exp. 06/13/2005	16	0

Total Purchased Put Options (Cost $0)		0

PREFERRED SECURITY 0.5%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	11	118

Total Preferred Security (Cost $116)		118

SHORT-TERM INSTRUMENTS 61.1%
	Principal Amount (000s)
Commercial Paper 22.7%
Fannie Mae
1.010% due 04/01/2005	$100	100
2.390% due 04/15/2005	200	200
2.580% due 04/27/2005	400	399
2.730% due 05/02/2005	100	100
2.635% due 05/11/2005	100	100
2.482% due 05/25/2005	500	498
2.695% due 05/25/2005	400	398
2.627% due 06/01/2005	600	597
3.010% due 08/01/2005	100	99
Freddie Mac
2.420% due 04/19/2005	600	599
2.570% due 04/26/2005	400	399
2.790% due 05/31/2005	600	597
2.670% due 06/13/2005	600	597
2.890% due 07/12/2005	200	198
General Electric Capital Corp.
2.780% due 05/24/2005	600	598
2.970% due 06/20/2005	100	99
General Motors Acceptance Corp.
2.535% due 04/05/2005	10	10

		5,588

Repurchase Agreement 37.6%
Credit Suisse First Boston
2.500% due 04/01/2005	8,800	8,800
(Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $8,962. Repurchase proceeds are $8,801.)
State Street Bank
2.400% due 04/01/2005	448	448
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 05/08/2015 valued at $458. Repurchase proceeds are $448.)

		9,248

U.S. Treasury Bills 0.8%
2.723% due 05/05/2005-06/16/2005 (c)(e)	205	204

Total Short-Term Instruments (Cost $15,040)		15,040

Total Investments (d) 142.3%		$34,999
(Cost $35,109)
Written Options (f) (0.0%)		(11)
(Premiums $14)
Other Assets and Liabilities (Net) (42.3%)		(10,397)

Net Assets 100.0%		$24,591

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of March 31, 2005, portfolio securities with an aggregate market value of $229 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $330 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	1	$0
Eurodollar June Long Futures	06/2005	22	(38)
Eurodollar September Long Futures	09/2005	18	(29)
Eurodollar December Long Futures	12/2005	15	(20)
U.S. Treasury 10-Year Note Long Futures	06/2005	8	(4)
U.S. Treasury 30-Year Bond Long Futures	06/2005	14	(6)

			$(97)

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$116.000	05/20/2005	4	$3	$1
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	1	0	0
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	6	2	0
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	7	3	3
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	4	4	5
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	6	2	2
				$14	$11

(g) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$100	$102	$103

Supplementary Notes to Schedule of Investments

March 31, 2005 (Unaudited)

1. Federal Income Tax Matters

At March 31, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$1,814	$(1,447)	$367
CommodityRealReturn Strategy Portfolio	52	0	52
Emerging Markets Bond Portfolio	2,520	(237)	2,283
Foreign Bond Portfolio	2,522	(274)	2,248
Global Bond Portfolio	1,993	(101)	1,892
High Yield Portfolio	11,186	(5,528)	5,658
Long-Term U.S. Government Portfolio	1,159	(316)	843
Low Duration Portfolio	187	(468)	(281)
Money Market Portfolio	0	0	0
Real Return Portfolio	12,865	(605)	12,260
Short-Term Portfolio	22	(45)	(23)
StocksPLUS Growth & Income Portfolio	927	(992)	(65)
Total Return Portfolio	13,230	(6,785)	6,445
Total Return Portfolio II	54	(164)	(110)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 25, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 25, 2005